United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7115
(Investment Company Act File Number)

Federated Hermes Total Return Series, Inc.
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-11-30

Date of Reporting Period: 2024-11-30

Item 1.	Reports to Stockholders

Federated Hermes Total Return Bond Fund

Class A Shares | TLRAX

Annual Shareholder Report - November 30, 2024

A Portfolio of Federated Hermes Total Return Series, Inc.

This annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$96	0.93%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

■ A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to Fund relative performance.

■ An allocation to trade finance loans added to relative performance.

■ A small allocation to high-yield bonds aided Fund relative performance.

■ Strong security selection in emerging market bonds and investment-grade domestic corporate bonds was beneficial to relative performance.

■ An overweight allocation to residential mortgage-backed securities was a contributor to Fund relative performance.

Top Detractors from Performance

■ An underweight allocation to the corporate bond and commercial mortgage-backed security sectors detracted from Fund relative performance.

■ Sub-optimal Treasury security selection hindered relative performance.

Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2014 to 11/30/2024

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Index	Lipper Core Bond Funds Average
11/30/2014	$9,553	$10,000	$10,000	$10,000
11/30/2015	$9,533	$10,097	$10,075	$10,034
11/30/2016	$9,836	$10,316	$10,386	$10,272
11/30/2017	$10,212	$10,648	$10,795	$10,644
11/30/2018	$10,006	$10,505	$10,649	$10,482
11/30/2019	$11,002	$11,639	$11,803	$11,563
11/30/2020	$11,933	$12,486	$12,672	$12,462
11/30/2021	$11,972	$12,342	$12,584	$12,377
11/30/2022	$10,504	$10,758	$10,979	$10,739
11/30/2023	$10,537	$10,885	$11,192	$10,899
11/30/2024	$11,237	$11,633	$12,036	$11,708

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	1.81%	(0.49%)	1.17%
Class A Shares without sales load	6.64%	0.42%	1.64%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
Bloomberg US Universal Index	7.53%	0.39%	1.87%
Lipper Core Bond Funds Average	7.42%	0.25%	1.54%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$15,415,604,423
Number of Investments	1,047
Portfolio Turnover	60%
Total Advisory Fees Paid	$38,269,922

Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.5%
Securities Lending Collateral	1.1%
High Yield Core Bond Fund	2.6%
Cash Equivalents	2.9%
Emerging Markets Core Fund	3.1%
Collaterized Mortgage Obligations	4.0%
Project and Trade Finance Core Fund	5.6%
Corporate Bonds	22.9%
Mortgage-Backed Securities	24.4%
U.S Treasury	33.6%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q820

28142-A (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Total Return Bond Fund

Class C Shares | TLRCX

Annual Shareholder Report - November 30, 2024

A Portfolio of Federated Hermes Total Return Series, Inc.

This annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$147	1.43%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

■ A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to Fund relative performance.

■ An allocation to trade finance loans added to relative performance.

■ A small allocation to high-yield bonds aided Fund relative performance.

■ Strong security selection in emerging market bonds and investment-grade domestic corporate bonds was beneficial to relative performance.

■ An overweight allocation to residential mortgage-backed securities was a contributor to Fund relative performance.

Top Detractors from Performance

■ An underweight allocation to the corporate bond and commercial mortgage-backed security sectors detracted from Fund relative performance.

■ Sub-optimal Treasury security selection hindered relative performance.

Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2014 to 11/30/2024

Total Return Based on $10,000 Investment

	Class C Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Index	Lipper Core Bond Funds Average
11/30/2014	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,928	$10,097	$10,075	$10,034
11/30/2016	$10,190	$10,316	$10,386	$10,272
11/30/2017	$10,525	$10,648	$10,795	$10,644
11/30/2018	$10,261	$10,505	$10,649	$10,482
11/30/2019	$11,226	$11,639	$11,803	$11,563
11/30/2020	$12,115	$12,486	$12,672	$12,462
11/30/2021	$12,094	$12,342	$12,584	$12,377
11/30/2022	$10,558	$10,758	$10,979	$10,739
11/30/2023	$10,592	$10,885	$11,192	$10,899
11/30/2024	$11,295	$11,633	$12,036	$11,708

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	5.22%	(0.08%)	1.23%
Class C Shares without sales load	6.22%	(0.08%)	1.23%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
Bloomberg US Universal Index	7.53%	0.39%	1.87%
Lipper Core Bond Funds Average	7.42%	0.25%	1.54%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$15,415,604,423
Number of Investments	1,047
Portfolio Turnover	60%
Total Advisory Fees Paid	$38,269,922

Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.5%
Securities Lending Collateral	1.1%
High Yield Core Bond Fund	2.6%
Cash Equivalents	2.9%
Emerging Markets Core Fund	3.1%
Collaterized Mortgage Obligations	4.0%
Project and Trade Finance Core Fund	5.6%
Corporate Bonds	22.9%
Mortgage-Backed Securities	24.4%
U.S Treasury	33.6%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q796

28142-B (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Total Return Bond Fund

Institutional Shares | FTRBX

Annual Shareholder Report - November 30, 2024

A Portfolio of Federated Hermes Total Return Series, Inc.

This annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.38%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

■ A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to Fund relative performance.

■ An allocation to trade finance loans added to relative performance.

■ A small allocation to high-yield bonds aided Fund relative performance.

■ Strong security selection in emerging market bonds and investment-grade domestic corporate bonds was beneficial to relative performance.

■ An overweight allocation to residential mortgage-backed securities was a contributor to Fund relative performance.

Top Detractors from Performance

■ An underweight allocation to the corporate bond and commercial mortgage-backed security sectors detracted from Fund relative performance.

■ Sub-optimal Treasury security selection hindered relative performance.

Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2014 to 11/30/2024

Total Return Based on $10,000 Investment

	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Index	Lipper Core Bond Funds Average
11/30/2014	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,035	$10,097	$10,075	$10,034
11/30/2016	$10,409	$10,316	$10,386	$10,272
11/30/2017	$10,867	$10,648	$10,795	$10,644
11/30/2018	$10,707	$10,505	$10,649	$10,482
11/30/2019	$11,836	$11,639	$11,803	$11,563
11/30/2020	$12,909	$12,486	$12,672	$12,462
11/30/2021	$13,033	$12,342	$12,584	$12,377
11/30/2022	$11,488	$10,758	$10,979	$10,739
11/30/2023	$11,588	$10,885	$11,192	$10,899
11/30/2024	$12,425	$11,633	$12,036	$11,708

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	7.23%	0.98%	2.20%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
Bloomberg US Universal Index	7.53%	0.39%	1.87%
Lipper Core Bond Funds Average	7.42%	0.25%	1.54%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$15,415,604,423
Number of Investments	1,047
Portfolio Turnover	60%
Total Advisory Fees Paid	$38,269,922

Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.5%
Securities Lending Collateral	1.1%
High Yield Core Bond Fund	2.6%
Cash Equivalents	2.9%
Emerging Markets Core Fund	3.1%
Collaterized Mortgage Obligations	4.0%
Project and Trade Finance Core Fund	5.6%
Corporate Bonds	22.9%
Mortgage-Backed Securities	24.4%
U.S Treasury	33.6%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q101

28142-D (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Total Return Bond Fund

Class R Shares | FTRKX

Annual Shareholder Report - November 30, 2024

A Portfolio of Federated Hermes Total Return Series, Inc.

This annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$115	1.11%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

■ A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to Fund relative performance.

■ An allocation to trade finance loans added to relative performance.

■ A small allocation to high-yield bonds aided Fund relative performance.

■ Strong security selection in emerging market bonds and investment-grade domestic corporate bonds was beneficial to relative performance.

■ An overweight allocation to residential mortgage-backed securities was a contributor to Fund relative performance.

Top Detractors from Performance

■ An underweight allocation to the corporate bond and commercial mortgage-backed security sectors detracted from Fund relative performance.

■ Sub-optimal Treasury security selection hindered relative performance.

Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2014 to 11/30/2024

Total Return Based on $10,000 Investment

	Class R Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Index	Lipper Core Bond Funds Average
11/30/2014	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,964	$10,097	$10,075	$10,034
11/30/2016	$10,262	$10,316	$10,386	$10,272
11/30/2017	$10,635	$10,648	$10,795	$10,644
11/30/2018	$10,404	$10,505	$10,649	$10,482
11/30/2019	$11,421	$11,639	$11,803	$11,563
11/30/2020	$12,365	$12,486	$12,672	$12,462
11/30/2021	$12,383	$12,342	$12,584	$12,377
11/30/2022	$10,844	$10,758	$10,979	$10,739
11/30/2023	$10,848	$10,885	$11,192	$10,899
11/30/2024	$11,560	$11,633	$12,036	$11,708

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R Shares	6.56%	0.24%	1.46%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
Bloomberg US Universal Index	7.53%	0.39%	1.87%
Lipper Core Bond Funds Average	7.42%	0.25%	1.54%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$15,415,604,423
Number of Investments	1,047
Portfolio Turnover	60%
Total Advisory Fees Paid	$38,269,922

Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.5%
Securities Lending Collateral	1.1%
High Yield Core Bond Fund	2.6%
Cash Equivalents	2.9%
Emerging Markets Core Fund	3.1%
Collaterized Mortgage Obligations	4.0%
Project and Trade Finance Core Fund	5.6%
Corporate Bonds	22.9%
Mortgage-Backed Securities	24.4%
U.S Treasury	33.6%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q770

28142-C (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Total Return Bond Fund

Class R6 Shares | FTRLX

Annual Shareholder Report - November 30, 2024

A Portfolio of Federated Hermes Total Return Series, Inc.

This annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$38	0.37%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

■ A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to Fund relative performance.

■ An allocation to trade finance loans added to relative performance.

■ A small allocation to high-yield bonds aided Fund relative performance.

■ Strong security selection in emerging market bonds and investment-grade domestic corporate bonds was beneficial to relative performance.

■ An overweight allocation to residential mortgage-backed securities was a contributor to Fund relative performance.

Top Detractors from Performance

■ An underweight allocation to the corporate bond and commercial mortgage-backed security sectors detracted from Fund relative performance.

■ Sub-optimal Treasury security selection hindered relative performance.

Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2014 to 11/30/2024

Total Return Based on $10,000 Investment

	Class R6 Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Index	Lipper Core Bond Funds Average
11/30/2014	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,032	$10,097	$10,075	$10,034
11/30/2016	$10,408	$10,316	$10,386	$10,272
11/30/2017	$10,856	$10,648	$10,795	$10,644
11/30/2018	$10,707	$10,505	$10,649	$10,482
11/30/2019	$11,838	$11,639	$11,803	$11,563
11/30/2020	$12,912	$12,486	$12,672	$12,462
11/30/2021	$13,027	$12,342	$12,584	$12,377
11/30/2022	$11,482	$10,758	$10,979	$10,739
11/30/2023	$11,582	$10,885	$11,192	$10,899
11/30/2024	$12,434	$11,633	$12,036	$11,708

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Reference*	7.35%	0.99%	2.20%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
Bloomberg US Universal Index	7.53%	0.39%	1.87%
Lipper Core Bond Funds Average	7.42%	0.25%	1.54%
Footnote	Description
Footnote*	The Fund’s Class R6 Shares commenced operations on April 17, 2015. For the period prior to the commencement of operations of Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares adjusted to reflect expenses of the Class R6 Shares for each year for which the expenses of Class R6 Shares would have exceeded the actual expenses paid by the Institutional Shares.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$15,415,604,423
Number of Investments	1,047
Portfolio Turnover	60%
Total Advisory Fees Paid	$38,269,922

Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.5%
Securities Lending Collateral	1.1%
High Yield Core Bond Fund	2.6%
Cash Equivalents	2.9%
Emerging Markets Core Fund	3.1%
Collaterized Mortgage Obligations	4.0%
Project and Trade Finance Core Fund	5.6%
Corporate Bonds	22.9%
Mortgage-Backed Securities	24.4%
U.S Treasury	33.6%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q739

28142-F (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Total Return Bond Fund

Service Shares | FTRFX

Annual Shareholder Report - November 30, 2024

A Portfolio of Federated Hermes Total Return Series, Inc.

This annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$70	0.68%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

■ A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to Fund relative performance.

■ An allocation to trade finance loans added to relative performance.

■ A small allocation to high-yield bonds aided Fund relative performance.

■ Strong security selection in emerging market bonds and investment-grade domestic corporate bonds was beneficial to relative performance.

■ An overweight allocation to residential mortgage-backed securities was a contributor to Fund relative performance.

Top Detractors from Performance

■ An underweight allocation to the corporate bond and commercial mortgage-backed security sectors detracted from Fund relative performance.

■ Sub-optimal Treasury security selection hindered relative performance.

Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2014 to 11/30/2024

Total Return Based on $10,000 Investment

	Service Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Index	Lipper Core Bond Funds Average
11/30/2014	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,005	$10,097	$10,075	$10,034
11/30/2016	$10,347	$10,316	$10,386	$10,272
11/30/2017	$10,769	$10,648	$10,795	$10,644
11/30/2018	$10,579	$10,505	$10,649	$10,482
11/30/2019	$11,661	$11,639	$11,803	$11,563
11/30/2020	$12,679	$12,486	$12,672	$12,462
11/30/2021	$12,752	$12,342	$12,584	$12,377
11/30/2022	$11,216	$10,758	$10,979	$10,739
11/30/2023	$11,280	$10,885	$11,192	$10,899
11/30/2024	$12,059	$11,633	$12,036	$11,708

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Service Shares	6.91%	0.67%	1.89%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
Bloomberg US Universal Index	7.53%	0.39%	1.87%
Lipper Core Bond Funds Average	7.42%	0.25%	1.54%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$15,415,604,423
Number of Investments	1,047
Portfolio Turnover	60%
Total Advisory Fees Paid	$38,269,922

Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.5%
Securities Lending Collateral	1.1%
High Yield Core Bond Fund	2.6%
Cash Equivalents	2.9%
Emerging Markets Core Fund	3.1%
Collaterized Mortgage Obligations	4.0%
Project and Trade Finance Core Fund	5.6%
Corporate Bonds	22.9%
Mortgage-Backed Securities	24.4%
U.S Treasury	33.6%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q507

28142-E (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 – $119,685

Fiscal year ended 2023 - $112,918

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,683 and $0 respectively. Fiscal year ended 2024- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2024 - $240,955

Fiscal year ended 2023 - $284,241

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
November 30, 2024

Share Class | Ticker	A | TLRAX	C | TLRCX	R | FTRKX	Institutional | FTRBX
	Service | FTRFX	R6 | FTRLX

Federated Hermes Total Return Bond Fund

A Portfolio of Federated Hermes Total Return Series, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
November 30, 2024
Principal Amount or Shares		Value in U.S. Dollars
	U.S. TREASURIES—33.6%
	U.S. Treasury Bonds—6.8%
$ 4,845,000	United States Treasury Bond, 2.250%, 8/15/2049	$ 3,207,611
13,420,000	United States Treasury Bond, 2.375%, 11/15/2049	9,122,791
215,000	United States Treasury Bond, 2.500%, 2/15/2045	157,241
250,000	United States Treasury Bond, 2.500%, 2/15/2046	180,706
350,000	United States Treasury Bond, 2.500%, 5/15/2046	252,166
9,000,000	United States Treasury Bond, 2.750%, 11/15/2047	6,698,849
9,000,000	United States Treasury Bond, 2.875%, 5/15/2043	7,168,103
2,380,000	United States Treasury Bond, 2.875%, 8/15/2045	1,851,900
10,400,000	United States Treasury Bond, 2.875%, 5/15/2049	7,852,779
2,000,000	United States Treasury Bond, 3.000%, 5/15/2042	1,646,778
800,000	United States Treasury Bond, 3.000%, 11/15/2045	634,507
2,000,000	United States Treasury Bond, 3.000%, 2/15/2047	1,566,426
850,000	United States Treasury Bond, 3.000%, 8/15/2048	659,853
950,000	United States Treasury Bond, 3.125%, 8/15/2044	776,239
3,215,000	United States Treasury Bond, 3.125%, 5/15/2048	2,556,955
2,885,000	United States Treasury Bond, 3.750%, 8/15/2041	2,666,400
69,000,000	United States Treasury Bond, 3.875%, 2/15/2043	63,954,127
424,385,000	United States Treasury Bond, 4.125%, 8/15/2053	404,889,814
421,570,000	United States Treasury Bond, 4.250%, 2/15/2054	411,753,195
29,190,000	United States Treasury Bond, 4.250%, 8/15/2054	28,551,197
30,000,000	United States Treasury Bond, 4.375%, 8/15/2043	29,671,872
3,100,000	United States Treasury Bond, 4.500%, 2/15/2036	3,203,572
15,000,000	United States Treasury Bond, 4.500%, 11/15/2054	15,314,066
40,000,000	United States Treasury Bond, 4.625%, 5/15/2054	41,571,080
5,000,000	United States Treasury Bond, 5.250%, 11/15/2028	5,207,768
	TOTAL	1,051,115,995
	U.S. Treasury Inflation-Protected Notes—0.0%
334,722	U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	256,842
	U.S. Treasury Notes—26.8%
265,000	United States Treasury Note, 0.250%, 9/30/2025	256,103
12,000,000	United States Treasury Note, 0.375%, 7/31/2027	10,870,301
10,410,000	United States Treasury Note, 0.375%, 9/30/2027	9,375,485
5,400,000	United States Treasury Note, 0.500%, 4/30/2027	4,950,185
1,500,000	United States Treasury Note, 0.500%, 10/31/2027	1,351,997
8,200,000	United States Treasury Note, 0.750%, 4/30/2026	7,805,900
7,090,000	United States Treasury Note, 0.875%, 9/30/2026	6,676,246
700,000	United States Treasury Note, 1.125%, 2/28/2027	654,775
1,000,000	United States Treasury Note, 1.125%, 2/29/2028	909,375
11,000,000	United States Treasury Note, 1.250%, 3/31/2028	10,022,094
9,000,000	United States Treasury Note, 1.250%, 4/30/2028	8,182,143
67,000,000	United States Treasury Note, 1.500%, 1/31/2027	63,322,015
270,000	United States Treasury Note, 1.625%, 5/15/2026	259,997
21,650,000	United States Treasury Note, 1.750%, 12/31/2026	20,618,163
49,063,000	United States Treasury Note, 1.875%, 2/28/2027	46,668,333
1,300,000	United States Treasury Note, 2.250%, 11/15/2025	1,274,106
180,000	United States Treasury Note, 2.375%, 5/15/2027	172,592
23,300,000	United States Treasury Note, 2.375%, 3/31/2029	21,707,012
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$ 100,000		United States Treasury Note, 2.375%, 5/15/2029	$ 93,063
136,155,000		United States Treasury Note, 2.625%, 5/31/2027	131,270,004
130,000		United States Treasury Note, 2.625%, 2/15/2029	122,580
4,800,000		United States Treasury Note, 2.750%, 2/15/2028	4,602,996
56,000,000		United States Treasury Note, 2.750%, 5/31/2029	52,902,410
90,000,000		United States Treasury Note, 2.875%, 4/30/2029	85,549,374
32,695,000		United States Treasury Note, 3.125%, 8/31/2027	31,843,089
50,000,000		United States Treasury Note, 3.500%, 1/31/2028	49,078,675
10,000,000		United States Treasury Note, 3.500%, 4/30/2028	9,803,911
22,500,000		United States Treasury Note, 3.500%, 9/30/2029	21,921,037
67,250,000		United States Treasury Note, 3.625%, 5/31/2028	66,172,104
40,000,000		United States Treasury Note, 3.625%, 8/31/2029	39,206,252
13,000,000		United States Treasury Note, 3.625%, 9/30/2031	12,610,650
10,500,000		United States Treasury Note, 3.750%, 5/31/2030	10,316,365
268,000,000		United States Treasury Note, 3.750%, 8/31/2031	261,939,126
924,520,000		United States Treasury Note, 3.875%, 8/15/2034	900,901,657
94,700,000		United States Treasury Note, 4.000%, 6/30/2028	94,340,443
341,000,000		United States Treasury Note, 4.000%, 1/31/2029	339,483,130
140,000,000		United States Treasury Note, 4.000%, 7/31/2029	139,416,578
165,000,000		United States Treasury Note, 4.125%, 11/15/2027	165,064,317
145,000,000	[1]	United States Treasury Note, 4.125%, 10/31/2029	145,237,162
104,820,000		United States Treasury Note, 4.125%, 7/31/2031	104,755,798
776,000,000		United States Treasury Note, 4.125%, 10/31/2031	775,688,514
5,000,000		United States Treasury Note, 4.250%, 6/30/2029	5,031,133
275,500,000		United States Treasury Note, 4.250%, 11/15/2034	276,748,649
93,725,000		United States Treasury Note, 4.375%, 7/31/2026	93,933,557
38,000,000		United States Treasury Note, 4.375%, 12/15/2026	38,131,404
5,000,000		United States Treasury Note, 4.625%, 9/30/2028	5,088,281
30,000,000		United States Treasury Note, 4.625%, 9/30/2030	30,775,776
14,500,000		United States Treasury Note, 4.875%, 10/31/2028	14,890,987
		TOTAL	4,121,995,844
		TOTAL U.S. TREASURIES (IDENTIFIED COST $5,219,772,731)	5,173,368,681
		CORPORATE BONDS—22.9%
		Auto Receivables—0.0%
500,000		Nemak SAB de CV, Sr. Unsecd. Note, 144A, 3.625%, 6/28/2031	385,986
200,000		Nemak SAB de CV, Sr. Unsecd. Note, REGS, 3.625%, 6/28/2031	154,394
		TOTAL	540,380
		Basic Industry - Chemicals—0.1%
119,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	123,710
8,755,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	8,557,780
1,300,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	1,129,632
1,600,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	1,648,768
		TOTAL	11,459,890
		Basic Industry - Metals & Mining—0.3%
8,960,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	7,917,538
2,600,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 6.000%, 4/5/2054	2,716,856
4,420,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	4,529,386
200,000		Cia de Minas Buenaventura S.A., Sr. Unsecd. Note, REGS, 5.500%, 7/23/2026	199,349
300,000		CSN Resources S.A., Sr. Unsecd. Note, 144A, 8.875%, 12/5/2030	308,740
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Basic Industry - Metals & Mining—continued
$ 500,000	Freeport Indonesia PT, Sr. Unsecd. Note, REGS, 6.200%, 4/14/2052	$ 513,432
10,330,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	10,494,891
1,830,000	Glencore Funding LLC, 144A, 5.893%, 4/4/2054	1,876,232
6,692,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	6,409,141
3,344,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	2,332,090
1,000,000	Indonesia Asahan/Mineral Indonesia, Sr. Unsecd. Note, REGS, 5.450%, 5/15/2030	1,005,343
800,000	OCP S.A., Sr. Unsecd. Note, 144A, 7.500%, 5/2/2054	829,170
476,407	Samarco Mineracao S.A., Sr. Unsecd. Note, 144A, 9.000%, 6/30/2031	463,391
4,034,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	4,415,571
8,000,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2034	8,137,582
200,000	Vedanta Resources II PLC, Sr. Unsecd. Note, REGS, 9.250%, 4/23/2026	199,523
282,000	Volcan Compania Minera S.A.A., 144A, 8.750%, 1/24/2030	269,708
	TOTAL	52,617,943
	Basic Industry - Paper—0.1%
10,775,000	Smurfit Kappa Treasury Unlimited Company, Sr. Unsecd. Note, 144A, 5.777%, 4/3/2054	11,187,885
400,000	Suzano Austria GmbH, Sr. Unsecd. Note, 6.000%, 1/15/2029	407,520
	TOTAL	11,595,405
	Capital Goods - Aerospace & Defense—0.9%
7,700,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	7,457,903
10,345,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	7,063,568
4,065,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	3,864,177
9,035,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	8,089,204
7,500,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	6,842,307
2,340,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,591,640
5,900,000	Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	5,893,632
3,935,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.528%, 5/1/2034	4,186,035
7,455,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.858%, 5/1/2054	8,103,144
400,000	Embraer Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 7.000%, 7/28/2030	424,199
5,940,000	General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	5,671,654
3,997,000	General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	3,976,429
11,397,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	11,629,432
7,127,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	6,853,493
2,900,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	2,884,551
3,000,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	2,984,292
9,870,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	9,510,382
6,900,000	Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	6,830,959
9,221,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	9,161,721
9,119,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	9,016,828
12,333,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	12,508,378
5,163,000	Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	4,464,049
1,625,000	Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,620,018
	TOTAL	140,627,995
	Capital Goods - Building Materials—0.1%
6,532,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	6,318,415
8,640,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	9,147,196
2,305,000	Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	2,578,596
1,250,000	Cemex S.A.B. de C.V., Sr. Sub., REGS, 9.125%, 6/14/2072	1,334,469
250,000	JSW Infrastructure Ltd., Sec. Fac. Bond, 144A, 4.950%, 1/21/2029	238,928
	TOTAL	19,617,604
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Capital Goods - Construction Machinery—0.2%
$ 6,945,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	$ 6,997,416
3,200,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.800%, 4/15/2034	3,284,105
69,000		Caterpillar, Inc., Deb., 5.300%, 9/15/2035	72,028
295,000		Caterpillar, Inc., Sr. Unsecd. Note, 3.250%, 9/19/2049	217,225
3,560,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	3,534,510
6,015,000		John Deere Capital Corp., Sr. Unsecd. Note, 4.500%, 1/16/2029	6,032,145
6,000,000		John Deere Capital Corp., Sr. Unsecd. Note, Series FXD, 5.050%, 3/3/2026	6,051,083
7,570,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 7/18/2029	7,051,662
2,924,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	2,810,524
		TOTAL	36,050,698
		Capital Goods - Diversified Manufacturing—0.2%
4,055,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	3,988,262
4,180,000		Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	2,830,121
3,940,000		Honeywell International, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2034	3,852,697
2,845,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	2,916,283
2,655,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	2,760,386
13,027,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 6/14/2029	12,329,215
200,000		SMRC Automotive Holdings, Sec. Fac. Bond, 144A, 5.625%, 7/11/2029	202,342
1,645,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	1,548,531
6,680,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	6,259,209
		TOTAL	36,687,046
		Capital Goods - Environmental—0.1%
5,000,000		Republic Services, Inc., Sr. Unsecd. Note, 2.375%, 3/15/2033	4,158,981
5,000,000		Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	5,047,913
		TOTAL	9,206,894
		Capital Goods - Packaging—0.0%
6,205,000		WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	6,053,820
		Communications - Cable & Satellite—0.4%
8,000,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	6,321,213
10,195,000		Charter Communications Operating, LLC / Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	6,943,011
3,060,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	1,951,307
4,070,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	3,972,283
5,150,000		Comcast Corp., Sr. Unsecd. Note, 3.375%, 2/15/2025	5,133,102
485,000		Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	353,051
2,325,000		Comcast Corp., Sr. Unsecd. Note, 3.750%, 4/1/2040	1,950,483
400,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	348,323
3,005,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	2,991,753
10,000,000		Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	9,860,012
6,525,000		Comcast Corp., Sr. Unsecd. Note, 4.250%, 1/15/2033	6,233,193
580,000	[1]	Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	550,479
3,000,000		Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	2,781,205
8,765,000		Comcast Corp., Sr. Unsecd. Note, 5.650%, 6/1/2054	9,022,417
3,000,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 5.950%, 4/1/2041	3,176,187
5,262,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	4,636,395
1,250,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.500%, 9/15/2042	977,619
		TOTAL	67,202,033
		Communications - Media & Entertainment—0.5%
10,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 5.375%, 6/15/2033	10,090,867
7,800,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	7,635,480
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$ 7,250,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	$ 6,889,130
5,725,000	Meta Platforms, Inc., Sr. Unsecd. Note, 4.450%, 8/15/2052	5,112,331
11,505,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	11,888,124
10,000,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	10,105,286
7,000,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	6,073,255
8,445,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	6,539,900
3,155,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	2,436,594
7,223,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	6,107,111
6,002,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	6,002,130
	TOTAL	78,880,208
	Communications - Telecom Wireless—0.7%
8,180,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	7,405,746
6,000,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	5,203,934
5,090,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	4,472,690
4,705,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	3,199,856
4,000,000	American Tower Corp., Sr. Unsecd. Note, 5.550%, 7/15/2033	4,109,097
500,000	Bharti Airtel Ltd., Sr. Unsecd. Note, 144A, 3.250%, 6/3/2031	451,567
500,000	Colombia Telecomunicaciones S.A. ESP, Sr. Unsecd. Note, REGS, 4.950%, 7/17/2030	436,418
6,925,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	4,825,619
8,700,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.450%, 2/15/2026	8,667,303
7,317,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	7,299,205
177,840	Digicel Intermediate Holdings Ltd., 12.000%, 5/25/2027	172,652
132,000	Telfon Celuar Del Paraguay, Sr. Unsecd. Note, REGS, 5.875%, 4/15/2027	131,769
1,917,000	T-Mobile USA, Inc., Series WI, 1.500%, 2/15/2026	1,844,940
4,608,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	3,440,862
6,600,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	6,307,433
5,610,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 2.625%, 4/15/2026	5,459,797
4,400,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	4,415,024
9,045,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.150%, 4/15/2034	9,122,817
4,095,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	4,180,845
4,000,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	3,234,128
6,825,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	6,780,744
10,335,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	10,380,894
	TOTAL	101,543,340
	Communications - Telecom Wirelines—0.5%
10,655,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	10,256,368
8,590,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	6,875,073
4,035,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	2,972,268
1,940,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	1,424,412
2,100,000	AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	2,086,752
4,550,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	4,982,116
4,160,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	3,900,587
200,000	Liberty Costa Rica SR SF, Sec. Fac. Bond, REGS, 10.875%, 1/15/2031	215,248
14,948,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	13,209,026
6,607,000	Verizon Communications, Inc., 144A, 4.780%, 2/15/2035	6,444,709
6,450,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	5,952,170
7,995,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	6,309,755
870,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	700,507
4,090,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	3,412,050
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$ 1,522,000		Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 2.987%, 10/30/2056	$ 963,985
		TOTAL	69,705,026
		Consumer Cyclical - Automotive—0.7%
9,130,000		American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.800%, 10/3/2025	9,223,775
7,595,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	7,191,057
2,285,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	2,088,511
6,550,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.125%, 3/8/2034	6,608,718
3,855,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	4,036,186
10,450,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	10,647,277
260,000		General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	246,775
7,175,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	7,235,018
2,692,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	2,939,794
2,210,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 9/6/2034	2,210,837
2,345,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	2,411,570
5,240,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.400%, 1/9/2033	5,561,364
10,335,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	10,481,830
7,643,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	7,845,765
1,000,000		Hyundai Capital Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/5/2029	1,007,820
7,300,000		Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	7,398,197
2,600,000		Mercedes-Benz Finance NA LLC, Unsecd. Note, 144A, 4.800%, 3/30/2026	2,604,545
11,097,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	11,053,812
		TOTAL	100,792,851
		Consumer Cyclical - Gaming—0.0%
250,000		GLP Capital LP / GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	250,257
		Consumer Cyclical - Retailers—0.4%
2,895,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	2,584,009
1,597,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	1,608,144
8,235,000	[1]	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	7,435,832
8,540,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	6,521,117
475,000		AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	472,664
12,340,000	[1]	AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	12,520,173
10,306,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	9,583,350
3,705,000		Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	3,375,564
3,800,000		Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	3,560,172
2,370,000		Home Depot, Inc., Sr. Unsecd. Note, 4.000%, 9/15/2025	2,361,222
6,250,000		Home Depot, Inc., Sr. Unsecd. Note, 4.950%, 6/25/2034	6,314,344
		TOTAL	56,336,591
		Consumer Cyclical - Services—0.2%
9,550,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.875%, 5/12/2041	7,317,085
5,030,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	4,884,080
5,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	4,544,938
10,000,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	10,025,089
2,100,000		Boston University, Sr. Unsecd. Note, Series MTNA, 7.625%, 7/15/2097	2,281,260
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	2,364,261
		TOTAL	31,416,713
		Consumer Non-Cyclical - Food/Beverage—0.8%
870,000		Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	852,404
1,390,000		Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	1,321,454
8,460,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	7,564,504
1,825,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	1,718,285
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$ 8,200,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	$ 8,283,944
3,257,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	3,141,052
500,000		Brf S.A., Sr. Secd. Note, REGS, 4.875%, 1/24/2030	472,684
200,000		Brf S.A., Sr. Unsecd. Note, REGS, 5.750%, 9/21/2050	168,166
9,843,000	[1]	Coca-Cola Co., Sr. Unsecd. Note, 2.125%, 9/6/2029	8,919,538
7,816,000		Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	7,316,374
3,805,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	3,044,388
5,814,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	5,295,713
1,390,000		Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	1,081,295
5,140,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	5,137,331
2,125,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	2,130,784
2,625,000		Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	2,263,319
4,660,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	4,556,112
1,468,000		General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	980,647
2,712,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	2,379,122
697,000		JBS USA Lux S.A. / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, REGS, 6.750%, 3/15/2034	759,791
5,152,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	4,767,675
850,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	848,876
4,883,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	4,133,078
500,000		MARB BondCo PLC, Sr. Unsecd. Note, REGS, 3.950%, 1/29/2031	431,350
4,825,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.600%, 6/1/2044	4,378,160
500,000		Minerva Luxembourg S.A., Sr. Unsecd. Note, REGS, 8.875%, 9/13/2033	527,929
8,400,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	7,788,984
6,850,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 4/30/2025	6,796,549
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	152,916
3,980,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	3,321,091
3,610,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	3,150,680
7,768,000		Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	6,646,699
6,830,000		The Campbell’s Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	6,604,616
10,005,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	10,332,217
		TOTAL	127,267,727
		Consumer Non-Cyclical - Health Care—0.6%
5,240,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	4,686,438
3,000,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	2,901,012
4,005,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	3,707,596
2,945,000		Becton Dickinson & Co., Sr. Unsecd. Note, 1.957%, 2/11/2031	2,491,936
1,690,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,688,977
2,504,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	1,957,318
103,132		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	102,723
1,200,000		CVS Health Corp., Sr. Unsecd. Note, 2.700%, 8/21/2040	821,963
1,074,000		CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	1,071,231
3,815,000		CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	3,467,256
1,445,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,281,571
2,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	2,484,037
4,775,000		CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	4,740,535
8,605,000		CVS Health Corp., Sr. Unsecd. Note, 6.050%, 6/1/2054	8,712,445
8,095,000		Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	5,156,292
1,000,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	752,796
10,430,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.857%, 3/15/2030	10,927,681
2,110,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	2,390,702
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 10,000,000	Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	$ 9,729,870
8,482,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	5,843,372
2,035,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	2,059,417
10,010,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	10,099,882
7,720,000	HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	7,830,508
	TOTAL	94,905,558
	Consumer Non-Cyclical - Pharmaceuticals—1.1%
4,465,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	4,417,178
7,525,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	7,385,789
7,475,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	7,263,092
11,350,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	9,791,624
4,975,000	AbbVie, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2035	4,816,826
7,525,000	AbbVie, Inc., Sr. Unsecd. Note, 4.700%, 5/14/2045	6,981,056
375,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	325,830
16,550,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	16,824,273
10,770,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	10,993,654
1,850,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	1,559,630
3,525,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	2,037,357
6,100,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	5,933,231
2,430,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	2,346,735
7,527,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.400%, 7/15/2044	5,864,946
4,925,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	3,301,520
6,745,000	Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	6,980,363
2,740,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	2,645,790
9,760,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 3.700%, 3/15/2052	7,571,988
7,500,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.900%, 2/20/2028	7,386,727
260,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	233,852
2,900,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	2,522,207
3,385,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2033	3,473,951
500,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	449,632
1,000,000	Johnson & Johnson, Sr. Unsecd. Note, 5.950%, 8/15/2037	1,111,819
7,605,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	7,589,610
7,125,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	7,052,654
5,722,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	5,660,605
14,139,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	8,852,399
8,560,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	7,469,810
9,568,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	6,496,576
	TOTAL	165,340,724
	Consumer Non-Cyclical - Products—0.1%
6,465,000	Kenvue, Inc., Sr. Unsecd. Note, 4.900%, 3/22/2033	6,509,991
6,680,000	Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	6,820,812
	TOTAL	13,330,803
	Consumer Non-Cyclical - Supermarkets—0.1%
10,645,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	10,585,933
	Consumer Non-Cyclical - Tobacco—0.3%
6,248,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	4,543,659
6,200,000	BAT Capital Corp., Sr. Unsecd. Note, 4.742%, 3/16/2032	6,067,100
4,635,000	BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	4,452,384
10,000,000	BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	10,403,316
3,400,000	Philip Morris International, Inc., Sr. Unsecd. Note, 0.875%, 5/1/2026	3,230,643
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—continued
$ 3,770,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	$ 3,304,486
2,210,000	Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	1,826,976
4,700,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2026	4,717,260
5,740,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	6,021,852
4,350,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	4,304,899
	TOTAL	48,872,575
	Energy - Independent—0.3%
9,975,000	Apache Corp., Sr. Unsecd. Note, 5.100%, 9/1/2040	8,778,781
200,000	Buffalo Energy Mexico Holdings, Term Loan - 1st Lien, REGS, 7.875%, 2/15/2039	209,785
4,175,000	ConocoPhillips Co., Sr. Unsecd. Note, 3.758%, 3/15/2042	3,450,427
205,000	ConocoPhillips, Co. Guarantee, 6.500%, 2/1/2039	231,114
6,245,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	6,229,132
3,838,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2053	4,068,784
7,546,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	7,713,077
6,150,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.600%, 3/15/2046	6,484,265
8,025,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	9,094,566
200,000	Pampa Energia S.A., Sr. Unsecd. Note, REGS, 7.950%, 9/10/2031	203,410
400,000	Sierracol Energy Andina, LLC, Sr. Unsecd. Note, REGS, 6.000%, 6/15/2028	370,052
	TOTAL	46,833,393
	Energy - Integrated—0.3%
4,815,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	3,243,737
4,485,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	4,402,068
100,000	BP PLC, Deb., 8.750%, 3/1/2032	117,960
12,328,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	12,191,575
7,209,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	5,105,790
4,030,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	4,533,592
325,000	Pan American Energy LLC, Sr. Unsecd. Note, 144A, 8.500%, 4/30/2032	347,635
700,000	Petrobras Global Finance B.V., Sr. Unsecd. Note, 6.000%, 1/13/2035	678,496
1,808,000	Petro-Canada, Sr. Unsecd. Note, 6.800%, 5/15/2038	1,993,764
600,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.250%, 1/15/2025	597,242
1,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.500%, 1/23/2026	971,203
250,000	Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	215,196
1,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	716,093
400,000	Petroleos Mexicanos, Sr. Unsecd. Note, 8.750%, 6/2/2029	406,131
500,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	463,369
1,000,000	Puma International Financing S.A., Sr. Unsecd. Note, 144A, 7.750%, 4/25/2029	1,024,555
3,275,000	Shell Finance, Sr. Unsecd. Note, 4.000%, 5/10/2046	2,702,598
3,720,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	3,636,789
610,000	XTO Energy, Inc., Sr. Unsecd. Note, 6.750%, 8/1/2037	698,922
	TOTAL	44,046,715
	Energy - Midstream—1.1%
387,631	Acu Petroleo Luxembourg, Sec. Fac. Bond, 144A, 7.500%, 1/13/2032	385,076
7,952,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	7,914,495
1,750,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	1,743,937
1,050,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	1,057,427
5,250,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	5,315,965
1,210,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	1,120,704
3,585,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	2,754,245
2,827,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	2,800,092
5,030,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	5,262,718
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 3,935,000	Enbridge, Inc., Sr. Unsecd. Note, 6.700%, 11/15/2053	$ 4,509,022
760,000	Energy Transfer LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	757,536
4,800,000	Energy Transfer LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	4,413,193
885,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	900,637
3,170,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	3,222,183
6,480,000	Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	6,659,023
2,915,000	Energy Transfer LP, Sr. Unsecd. Note, 6.100%, 12/1/2028	3,055,483
475,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	490,490
520,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	584,886
1,820,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 3.250%, 8/1/2050	1,224,526
12,365,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.950%, 8/1/2054	12,756,517
320,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	289,373
4,625,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	3,948,406
7,450,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	7,352,739
4,625,000	MPLX LP, Sr. Unsecd. Note, 5.500%, 6/1/2034	4,679,920
1,920,000	MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	1,896,118
3,945,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	3,445,664
2,870,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	2,803,772
6,320,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	6,348,127
1,831,000	ONEOK, Inc., Sr. Unsecd. Note, 2.200%, 9/15/2025	1,794,585
7,390,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	6,563,444
525,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	555,792
10,750,000	ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	11,956,267
2,000,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 4.700%, 6/15/2044	1,739,623
8,120,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	7,521,204
7,228,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	6,319,707
8,461,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	7,890,941
9,000,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	9,543,216
4,545,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	4,445,836
135,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	144,166
225,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.850%, 3/1/2048	203,197
7,000,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 1/15/2045	6,404,201
3,425,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	3,418,808
	TOTAL	166,193,261
	Energy - Oil Field Services—0.2%
400,000	Ecopetrol S.A., Sr. Unsecd. Note, 8.375%, 1/19/2036	394,286
300,000	Ecopetrol S.A., Sr. Unsecd. Note, 8.625%, 1/19/2029	319,964
500,000	Ecopetrol S.A., Sr. Unsecd. Note, 8.875%, 1/13/2033	515,431
9,160,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.500%, 5/15/2034	9,306,684
6,685,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.950%, 5/15/2054	6,799,139
300,000	Gran Tierra Energy, Inc., 1st Priority Sr. Secd. Note, 144A, 9.500%, 10/15/2029	286,328
786,743	Guara Norte S.a.r.l, Sr. Note, 144A, 5.198%, 6/15/2034	739,897
7,720,000	Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	7,264,874
200,000	Heritage Petrol Co. Ltd., REGS, 9.000%, 8/12/2029	210,600
400,000	Hunt Oil Co. of Peru, Sr. Unsecd. Note, 144A, 8.550%, 9/18/2033	435,586
500,000	Oleoducto Central S.A., Sr. Unsecd. Note, REGS, 4.000%, 7/14/2027	475,044
183,340	Peru LNG S.R.L., Sr. Unsecd. Note, REGS, 5.375%, 3/22/2030	166,435
400,000	Petroleos de Venezuela S.A., Sr. Unsecd. Note, REGS, 9.750%, 5/17/2035	43,400
90,000	Pluspetrol Cam/Plus Lote, Sr. Unsecd. Note, 144A, 6.240%, 7/3/2036	91,888
95,000	Transport de Gas Del Sur, Sr. Unsecd. Note, 144A, 8.500%, 7/24/2031	98,934
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Energy - Oil Field Services—continued
$ 500,000	Yinson Boronia Production, Sec. Fac. Bond, 144A, 8.947%, 7/31/2042	$ 533,101
250,000	YPF Sociedad Anonima, Sec. Fac. Bond, 9.500%, 1/17/2031	264,135
300,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 8.750%, 9/11/2031	312,189
200,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2029	207,130
100,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	89,045
	TOTAL	28,554,090
	Energy - Refining—0.1%
535,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	539,865
200,000	Kosmos Energy Ltd., Sr. Unsecd. Note, REGS, 7.500%, 3/1/2028	190,590
325,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	266,848
14,557,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	12,681,334
500,000	Medco Maple Tree Pte Ltd., Sr. Unsecd. Note, REGS, 8.960%, 4/27/2029	527,921
1,030,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	989,225
5,172,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	4,696,100
	TOTAL	19,891,883
	Financial Institution - Banking—4.8%
6,115,000	American Express Co., Sr. Unsecd. Note, 4.990%, 5/1/2026	6,119,797
12,250,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	12,682,383
3,980,000	American Express Co., Sub., 5.625%, 7/28/2034	4,098,509
5,720,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	5,710,448
200,000	Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 5.750%, 1/22/2030	197,400
200,000	Banco Do Brasil S.A., Jr. Sub. Note, REGS, 8.748%, 10/15/2170	201,892
200,000	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 9/27/2171	194,423
400,000	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 6.625%, 1/24/2172	359,694
500,000	Bancolombia S.A., Sub., 8.625%, 12/24/2034	524,896
9,900,000	Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	8,532,603
2,185,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,950,322
17,440,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	15,276,073
7,960,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	7,651,657
4,500,000	Bank of America Corp., Sr. Unsecd. Note, 5.080%, 1/20/2027	4,514,238
7,895,000	Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	8,020,184
3,185,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	3,272,938
4,500,000	Bank of America Corp., Sr. Unsecd. Note, 5.819%, 9/15/2029	4,660,022
4,932,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	4,788,842
7,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	5,974,998
10,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.087%, 6/14/2029	9,128,420
10,235,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	9,365,114
4,250,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	4,233,145
660,000	Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	657,386
5,140,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	5,059,180
3,940,000	Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	3,716,530
15,085,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	13,337,296
3,165,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,895,653
7,060,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	6,202,392
5,325,000	Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	5,293,688
6,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	5,890,535
345,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	341,401
14,565,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	14,866,218
3,500,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	3,665,446
1,500,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	1,324,538
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 13,030,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.718%, 7/23/2032	$ 13,298,568
8,100,000	Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	6,671,260
6,533,000	Comerica, Inc., 3.800%, 7/22/2026	6,408,632
7,310,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	7,466,455
5,480,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	5,462,019
15,690,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	16,138,841
4,280,000	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	4,075,872
5,010,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	5,006,405
3,000,000	Goldman Sachs Bank USA, Sr. Unsecd. Note, Series BKNT, 5.283%, 3/18/2027	3,020,366
7,565,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	6,360,526
9,200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	8,264,483
13,200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	12,908,312
7,500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	7,301,391
4,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	3,874,907
3,250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.330%, 7/23/2035	3,283,177
10,180,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	10,674,361
12,750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.484%, 10/24/2029	13,492,898
5,150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series DMTN, 2.383%, 7/21/2032	4,395,631
500,000	HSBC Holdings PLC, Jr. Sub. Note, 6.375%, 9/30/2071	500,316
5,050,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	5,028,902
5,770,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	5,714,816
8,435,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	8,624,728
5,315,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	5,538,721
15,175,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.764%, 11/19/2031	12,776,221
3,990,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	3,360,310
15,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.522%, 4/22/2031	13,354,749
10,500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	9,238,291
3,750,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.300%, 4/1/2026	3,691,628
5,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	4,782,040
235,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	206,674
4,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.960%, 1/29/2027	3,964,962
10,275,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.995%, 7/22/2030	10,351,383
4,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.040%, 1/23/2028	4,024,385
9,980,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	10,167,865
6,960,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	7,122,957
3,370,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 6.254%, 10/23/2034	3,644,414
10,685,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	11,402,095
635,000	Lloyds Banking Group PLC, Sub., 4.650%, 3/24/2026	631,580
9,945,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	9,670,620
5,665,000	M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	5,884,451
7,170,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	7,736,987
3,805,000	Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	3,636,919
12,770,000	Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	12,646,039
3,200,000	Morgan Stanley, Sr. Unsecd. Note, 5.050%, 1/28/2027	3,211,098
5,600,000	Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	5,656,636
2,700,000	Morgan Stanley, Sr. Unsecd. Note, 5.424%, 7/21/2034	2,750,459
3,320,000	Morgan Stanley, Sr. Unsecd. Note, 5.831%, 4/19/2035	3,483,025
11,630,000	Morgan Stanley, Sr. Unsecd. Note, 6.407%, 11/1/2029	12,289,592
5,000,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	4,224,527
1,665,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	1,500,425
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 1,685,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	$ 1,677,645
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	7,388,664
5,720,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	4,763,031
4,687,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	4,606,510
7,054,000	[1]	Northern Trust Corp., Sub., 6.125%, 11/2/2032	7,651,553
6,700,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	6,450,321
3,745,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 2.550%, 1/22/2030	3,374,042
2,225,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.492%, 5/14/2030	2,281,144
7,802,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	7,997,876
5,470,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	5,670,402
34,762	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	7,300
6,160,000		Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	6,186,731
9,965,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	10,207,036
3,377,000		State Street Corp., Sr. Unsecd. Note, 3.550%, 8/18/2025	3,353,622
370,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	336,059
7,300,000		State Street Corp., Sub., 2.200%, 3/3/2031	6,314,218
11,650,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	11,729,155
350,000		Truist Bank, Sub. Deb., Series BKNT, 4.632%, 9/17/2029	341,073
3,310,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	3,241,330
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, 4.000%, 5/1/2025	2,491,028
700,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	670,159
2,280,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	2,259,663
11,120,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.711%, 1/24/2035	11,476,359
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 6.047%, 6/8/2027	2,544,878
500,000		Truist Financial Corp., Sub. Note, 6.000%, 2/15/2026	506,359
3,000,000		Turkiye Varlik Fonu Yonetimi AS, Sr. Unsecd. Note, 8.250%, 2/14/2029	3,154,560
6,930,000		US Bancorp, 4.967%, 7/22/2033	6,789,400
3,625,000		US Bancorp, 5.100%, 7/23/2030	3,657,928
2,000,000		US Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	2,062,639
7,990,000		US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	8,344,224
7,835,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	6,559,419
140,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	138,666
10,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	10,252,166
12,665,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	12,986,445
3,500,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	3,570,703
8,430,000		Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	9,197,549
10,825,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	10,213,506
8,240,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	7,532,006
15,150,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	14,717,151
7,550,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	7,467,113
435,000		Westpac Banking Corp. Ltd., Sub., Series GMTN, 4.322%, 11/23/2031	428,789
		TOTAL	736,228,602
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
2,845,000		BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	2,436,342
4,342,000		BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	4,348,918
2,645,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	2,961,546
2,712,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	2,683,019
5,663,000		Jefferies Financial Group LLC, Sr. Unsecd. Note, 5.875%, 7/21/2028	5,840,610
6,875,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	7,244,659
2,965,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	2,905,350
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$ 4,927,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	$ 4,710,237
		TOTAL	33,130,681
		Financial Institution - Finance Companies—0.2%
4,250,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	4,064,056
2,670,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	2,493,837
7,150,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	6,218,914
6,000,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	5,808,426
2,282,000		Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	2,318,425
4,320,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	4,449,250
6,250,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	6,546,795
400,000		CT Trust, Sec. Fac. Bond, REGS, 5.125%, 2/3/2032	363,762
1,500,000		Export-Import Bank of India, Sr. Unsecd. Note, REGS, 2.250%, 1/13/2031	1,286,978
		TOTAL	33,550,443
		Financial Institution - Insurance - Health—0.4%
20,000,000		Centene Corp., 2.500%, 3/1/2031	16,804,627
14,147,000		Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	13,846,374
6,575,000		Elevance Health, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2034	6,704,542
11,570,000		The Cigna Group, Sr. Unsecd. Note, 5.685%, 3/15/2026	11,570,267
9,698,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.500%, 4/15/2033	9,467,675
9,698,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.050%, 4/15/2053	9,284,152
		TOTAL	67,677,637
		Financial Institution - Insurance - Life—0.7%
4,795,000	[1]	AIA Group Ltd., Sr. Unsecd. Note, 144A, 4.950%, 4/4/2033	4,838,576
7,365,000		Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	7,642,785
8,380,000		CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	8,693,005
3,100,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	2,923,007
4,968,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	6,255,009
6,085,000		Met Life Global Funding I, Sr. Unsecd. Note, 144A, 5.150%, 3/28/2033	6,185,159
6,950,000		Met Tower Global Funding, 144A, 5.250%, 4/12/2029	7,114,387
330,000	[3]	MetLife, Inc., Jr. Sub. Note, 6.400% (3-month USLIBOR +2.205%), 12/15/2036	343,684
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	3,016,396
6,995,000		MetLife, Inc., Sr. Secd. Note, 5.375%, 7/15/2033	7,283,434
15,699,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	11,231,694
9,790,000		Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	9,873,391
5,060,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	4,113,272
3,650,000		Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	4,024,471
2,070,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	2,372,062
20,132,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	17,633,246
5,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.100%, 8/15/2043	4,823,617
1,762,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	1,911,990
1,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.625%, 12/1/2037	1,189,561
335,000		Teachers Insurance & Annuity Association of America, Sub., 144A, 4.900%, 9/15/2044	313,283
		TOTAL	111,782,029
		Financial Institution - Insurance - P&C—0.6%
10,000,000		American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	9,079,402
1,575,000		American International Group, Sr. Unsecd. Note, 5.125%, 3/27/2033	1,591,009
11,680,000		Aon North America, Inc., 5.750%, 3/1/2054	12,112,176
1,000,000		Assured Guaranty US Holding, Inc., Sr. Unsecd. Note, 7.000%, 6/1/2034	1,132,597
11,100,000		Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	11,419,577
30,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	26,312
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$ 5,825,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	$ 4,903,654
4,300,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	4,234,905
1,000,000		Cincinnati Financial Corp., Sr. Unsecd. Note, 6.920%, 5/15/2028	1,074,367
8,695,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	8,429,101
7,840,000		CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	8,057,654
2,245,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	2,486,345
9,160,000		Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	9,168,622
6,600,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	8,650,660
3,932,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.450%, 5/25/2053	4,076,179
		TOTAL	86,442,560
		Financial Institution - REIT - Apartment—0.4%
13,153,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	12,791,195
10,000,000	[1]	Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	9,951,919
11,650,000		Camden Property Trust, Sr. Unsecd. Note, 5.850%, 11/3/2026	11,935,425
9,740,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 5.300%, 2/15/2032	9,996,565
2,955,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	2,477,587
2,490,000		UDR, Inc., Sr. Unsecd. Note, 5.125%, 9/1/2034	2,474,580
8,350,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	6,611,365
		TOTAL	56,238,636
		Financial Institution - REIT - Healthcare—0.2%
7,267,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	6,035,165
4,110,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	3,728,062
5,000,000		Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	4,891,833
3,350,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	3,318,688
8,352,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	7,416,566
2,895,000		Welltower, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	2,882,330
		TOTAL	28,272,644
		Financial Institution - REIT - Office—0.2%
6,560,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	5,161,190
1,820,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	1,792,620
2,500,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	2,473,057
3,480,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	3,490,881
5,330,000		Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	5,315,249
955,000		Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	848,679
5,810,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	4,677,355
		TOTAL	23,759,031
		Financial Institution - REIT - Other—0.1%
5,190,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.500%, 4/15/2035	5,215,662
14,210,000		WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	14,341,961
		TOTAL	19,557,623
		Financial Institution - REIT - Retail—0.2%
3,390,000		Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	3,114,105
9,467,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	9,159,403
8,075,000		Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	8,841,302
7,556,000		Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	7,428,605
7,000,000		Regency Centers LP, Sr. Unsecd. Note, 5.100%, 1/15/2035	6,984,640
		TOTAL	35,528,055
		Food Services—0.0%
200,000		Alsea de Mexico SAB de CV, Sr. Unsecd. Note, REGS, 7.750%, 12/14/2026	203,170
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Manufactured Housing—0.0%
$ 100,002		Provincia De Cordoba, Sr. Unsecd. Note, REGS, 6.875%, 12/10/2025	$ 98,752
		Municipal Services—0.0%
1,330,000		Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	1,271,772
		Other—0.1%
5,000,000		Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	4,526,395
5,000,000		Waste Connections, Inc., Sr. Unsecd. Note, 4.200%, 1/15/2033	4,761,801
		TOTAL	9,288,196
		Sovereign—0.0%
3,700,000		Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	3,884,803
		Technology—2.0%
11,194,000		Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	6,656,702
3,827,000		Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	2,762,894
8,000,000		Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	7,716,558
555,000		Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	481,206
11,960,000		Apple, Inc., Sr. Unsecd. Note, 4.000%, 5/10/2028	11,891,922
11,200,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	10,684,294
4,040,000		AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	4,086,494
2,860,000		AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	2,938,939
6,562,000		Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	6,502,036
5,452,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	5,354,688
3,998,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	3,867,139
10,360,000		Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	10,478,765
2,953,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	2,457,614
352,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	289,504
8,100,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	7,147,227
8,101,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	7,743,611
5,685,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, 5.550%, 8/22/2034	5,664,866
10,390,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	10,490,101
5,004,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	5,004,000
1,535,000		Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	1,507,548
2,280,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	1,727,767
5,985,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	5,678,710
5,570,000		Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	5,774,343
5,360,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	5,112,496
6,562,000		Fortinet, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2031	5,686,482
4,555,000		Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	4,498,605
2,970,000		Global Payments, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	2,970,565
5,152,000		Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	5,178,810
5,070,000		Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	5,033,586
4,950,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	4,886,040
6,415,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	6,310,224
12,545,000	[1]	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	12,526,535
5,886,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	5,779,016
5,885,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	5,917,960
3,400,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	3,292,969
1,297,000		Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	808,099
3,632,000		Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	2,542,156
6,123,000		Microsoft Corp., Sr. Unsecd. Note, 3.041%, 3/17/2062	4,152,671
1,800,000		Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	1,778,782
284,000		Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	254,094
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Technology—continued
$ 4,410,000		Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	$ 4,240,903
13,500,000		Oracle Corp., Sr. Unsecd. Note, 5.550%, 2/6/2053	13,511,944
5,000,000		Oracle Corp., Sr. Unsecd. Note, 6.500%, 4/15/2038	5,526,500
4,575,000		Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	5,375,113
5,100,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	4,694,898
2,560,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	2,363,401
1,150,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	1,140,092
6,090,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	5,981,613
2,100,000		SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	2,108,094
5,452,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	5,211,581
5,036,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	5,311,713
6,320,000		Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	6,187,599
15,532,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	13,436,194
10,985,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	10,778,006
8,100,000		Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	8,063,633
2,920,000		Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	2,808,382
3,750,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	3,701,703
350,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	333,699
4,632,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	4,377,933
3,450,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	2,902,800
		TOTAL	311,691,819
		Transportation - Airlines—0.0%
50,000		Latam Airlines Group S.A., 144A, 0.000%, 4/15/2030	51,300
		Transportation - Railroads—0.2%
9,882,000	[3]	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	9,874,798
1,570,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	1,484,161
2,630,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	2,311,293
3,800,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	3,786,829
1,295,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	983,587
3,660,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	3,358,648
400,000		Rumo Luxembourg S.a.r.l, Sr. Unsecd. Note, 144A, 5.250%, 1/10/2028	390,705
4,590,000		Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	4,027,644
6,165,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	5,545,473
3,677,000		Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	3,687,716
		TOTAL	35,450,854
		Transportation - Services—0.4%
5,630,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	5,627,282
10,625,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	10,093,300
7,885,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	7,837,454
2,000,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.400%, 7/1/2027	1,982,689
3,585,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	3,665,543
2,680,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	2,749,825
7,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	6,717,750
7,735,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	7,963,660
1,500,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	1,539,623
8,781,000		United Parcel Service, Inc., Sr. Unsecd. Note, 4.875%, 3/3/2033	8,860,834
		TOTAL	57,037,960
		Utility - Electric—1.7%
3,037,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	3,006,260
8,687,000		Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	7,921,580
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 12,535,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.250%, 3/1/2050	$ 8,588,499
6,462,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	6,681,141
4,868,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	4,285,972
1,450,000	Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	1,298,408
2,590,000	Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	2,156,317
8,502,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	8,911,220
2,990,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.125%, 1/15/2034	3,212,039
7,205,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	8,054,006
10,000,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series B, 4.850%, 8/15/2052	9,080,518
6,953,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	6,481,109
13,520,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	10,431,034
9,610,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 8/15/2052	8,834,350
9,090,000	Duke Energy Corp., Sr. Unsecd. Note, 6.100%, 9/15/2053	9,709,794
2,175,000	Duke Energy Indiana, LLC, 1st Mtg. Bond, 6.350%, 8/15/2038	2,411,514
427,000	Duke Energy Indiana, LLC, Sr. Deb., 6.120%, 10/15/2035	463,107
2,450,000	Duke Energy Ohio, Inc., Term Loan - 1st Lien, 5.250%, 4/1/2033	2,518,128
7,500,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	6,836,376
5,679,000	Electricite de France S.A., Note, 144A, 5.600%, 1/27/2040	5,721,999
5,621,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	6,024,322
3,802,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	3,727,024
15,054,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	13,116,894
5,742,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.500%, 7/12/2031	4,902,140
400,000	Energuate Trust, Sr. Unsecd. Note, REGS, 5.875%, 5/3/2027	393,722
200,000	Engie Energia Chile S.A., Sr. Unsecd. Note, 144A, 6.375%, 4/17/2034	203,604
1,400,000	Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	1,469,943
3,985,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	3,344,192
7,551,000	Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	7,510,768
2,485,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	2,009,999
3,787,000	Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	3,303,187
2,302,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	2,053,720
7,500,000	Exelon Corp., Sr. Unsecd. Note, 5.600%, 3/15/2053	7,637,211
3,107,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	2,755,684
5,831,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	5,651,053
5,400,000	Gulf Power Co., Sr. Unsecd. Note, 4.550%, 10/1/2044	4,767,007
600,000	KALLPA Generacion S.A., Sr. Unsecd. Note, REGS, 4.125%, 8/16/2027	582,569
7,759,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	7,719,696
5,452,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	5,476,763
9,000,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.250%, 2/28/2053	8,730,673
5,000,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.550%, 3/15/2054	5,067,496
5,000,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	4,016,804
2,410,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	2,078,730
1,520,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	1,547,415
7,742,000	NiSource, Inc., Sr. Unsecd. Note, 5.400%, 6/30/2033	7,912,119
250,000	Northern States Power Co., MN, 7.125%, 7/1/2025	253,432
7,430,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	6,407,564
3,040,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	2,790,722
14,895,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	14,625,943
1,450,000	Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	1,563,138
200,000	Termocandelaria Power, Sr. Unsecd. Note, 144A, 7.750%, 9/17/2031	202,966
3,805,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	3,470,312
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 1,440,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	$ 1,463,714
		TOTAL	259,383,897
		Utility - Natural Gas—0.1%
9,000,000		Sempra Energy, Jr. Sub. Note, 4.125%, 4/1/2052	8,570,436
7,915,000		Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	7,586,320
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,223,665
		TOTAL	17,380,421
		Utility - Natural Gas Distributor—0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	1,429,657
1,973,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	1,286,358
		TOTAL	2,716,015
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,635,427,220)	3,527,034,256
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.7%
		Commercial Mortgage—0.5%
4,500,000		Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	4,424,189
8,800,000		Bank 2019-BN16, Class A4, 4.005%, 2/15/2052	8,479,245
4,359,000		Bank, Class A5, 3.390%, 6/15/2060	4,203,186
8,890,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	8,543,892
29,700,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	28,887,432
4,075,000		BMO Mortgage Trust 2023-C4, Class A2, 5.458%, 2/15/2056	4,123,495
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,448,777
4,100,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	3,881,585
14,400,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	13,630,352
3,342,000		Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,217,451
		TOTAL	81,839,604
		Federal Home Loan Mortgage Corporation—2.3%
34,865,523	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 413, Class F25, 5.884% (30-DAY AVERAGE SOFR +1.150%), 5/25/2054	34,929,976
5,641		Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025	5,640
11,312,843	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FG, 6.330% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	11,308,986
19,455,839	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class JF, 5.934% (30-DAY AVERAGE SOFR +1.200%), 4/25/2054	19,435,074
51,849,728	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5402, Class FB, 6.430% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	51,949,030
39,313,049	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5416, Class FM, 5.934% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	39,279,224
42,266,138	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5417, Class FC, 5.934% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	42,229,789
38,020,028	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5422, Class FK, 5.934% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	37,987,331
36,449,912	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5426, Class FB, 5.934% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	36,428,414
4,739,746	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5438, Class FC, 5.834% (30-DAY AVERAGE SOFR +1.100%), 8/25/2054	4,748,371
47,126,600	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5449, Class FE, 5.834% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	47,002,299
9,443,685	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5458, Class PF, 5.734% (30-DAY AVERAGE SOFR +1.000%), 9/25/2054	9,467,171
9,397,197	[3]	Federal Home Loan Mortgage Corp. REMIC, Series FLT, PT, Class FH, 5.584% (30-DAY AVERAGE SOFR +0.850%), 10/25/2054	9,386,690
		TOTAL	344,157,995
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[3]	Federal National Mortgage Association—0.8%
$ 42,500,840		Federal National Mortgage Association REMIC, Series 2024-34, Class FL, 5.784% (30-DAY AVERAGE SOFR +1.050%), 6/25/2054	$ 42,640,718
39,179,352		Federal National Mortgage Association REMIC, Series 2024-36, Class FA, 5.834% (30-DAY AVERAGE SOFR +1.100%), 6/25/2054	39,380,491
40,441,114		Federal National Mortgage Association REMIC, Series 2024-39, Class BF, 6.373% (30-DAY AVERAGE SOFR +1.050%), 6/25/2054	40,407,281
		TOTAL	122,428,490
	[3]	Government National Mortgage Association—0.1%
16,870,127		Government National Mortgage Association REMIC, Series 2024-44, Class KF, 5.610% (30-DAY AVERAGE SOFR +0.850%), 3/20/2054	16,861,159
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $570,452,559)	565,287,248
		FOREIGN GOVERNMENTS/AGENCIES—0.5%
		Government Agency—0.0%
CLP 700,000,000		Bonos Tesoreria Pesos, Unsecd. Note, 4.500%, 3/1/2026	721,667
$ 250,000		Papua New Guinea, Government of, Sr. Unsecd. Note, REGS, 8.375%, 10/4/2028	246,554
		TOTAL	968,221
		Sovereign—0.5%
1,500,000		Angola, Government of, Sr. Unsecd. Note, REGS, 8.750%, 4/14/2032	1,343,688
1,000,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	817,000
1,600,000		Arab Republic Of Egypt, Sr. Unsecd. Note, REGS, 7.052%, 1/15/2032	1,399,165
96,000		Argentina Bonar Bonds, Unsecd. Note, 0.750%, 7/9/2030	66,432
100,000		Argentina, Government of, Series 3, 3.000%, 5/31/2026	90,916
456,000		Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	335,278
400,000		Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	309,591
600,000		Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2035	379,200
885,000		Argentina, Government of, Sr. Unsecd. Note, 5.000%, 1/9/2038	594,995
150,000		Argentina, Government of, Unsecd. Note, 4.125%, 7/9/2035	95,185
40,000		Argentina, Government of, Unsecd. Note, Series 1D, 5.000%, 10/31/2027	33,776
400,000		Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.000%, 11/21/2028	383,800
700,000		Brazil, Government of, Sr. Unsecd. Note, 6.000%, 10/20/2033	689,153
2,000,000		Brazil, Government of, Sr. Unsecd. Note, 6.125%, 3/15/2034	1,965,860
BRL 57,000,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	9,237,234
$ 200,000		Columbia, Government of, Sr. Unsecd. Note, 0.000%, 11/7/2036	200,720
1,000,000		Columbia, Government of, Sr. Unsecd. Note, 7.500%, 2/2/2034	1,003,719
200,000		Columbia, Government of, Sr. Unsecd. Note, 8.000%, 11/14/2035	206,241
1,800,000		Columbia, Government of, Sr. Unsecd. Note, 8.750%, 11/14/2053	1,886,324
COP 15,832,500,000		Columbia, Government of, Unsecd. Note, Series B, 7.250%, 10/18/2034	2,801,530
$ 500,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.125%, 2/19/2031	504,750
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.875%, 9/23/2032	914,590
250,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.950%, 1/25/2027	249,486
1,800,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 2/22/2033	1,773,104
200,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	218,529
850,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/31/2040	424,427
100,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.500%, 7/31/2035	54,889
1,700,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 8.500%, 1/31/2047	1,367,548
EGP 70,000,000		Egypt, Government of, Unsecd. Note, Series 364D, 0.000%, 12/3/2024	1,411,575
$ 150,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 9.650%, 11/21/2054	157,738
300,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.124%, 1/20/2050	252,090
475,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 8.250%, 4/10/2032	473,581
1,500,000		Gabon, Government of, Sr. Unsecd. Note, REGS, 7.000%, 11/24/2031	1,168,258
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 1,400,000		Guatemala, Government of, 144A, 7.050%, 10/4/2032	$ 1,471,400
700,000		Guatemala, Government of, Sr. Unsecd. Note, 144A, 6.050%, 8/6/2031	693,700
500,000		Guatemala, Government of, Unsecd. Note, REGS, 5.250%, 8/10/2029	482,500
200,000		Honduras, Government of, Sr. Unsecd. Note, 144A, 8.625%, 11/27/2034	199,700
400,000		Honduras, Government of, Sr. Unsecd. Note, REGS, 5.625%, 6/24/2030	356,600
HUF 550,000,000		Hungary, Government of, Unsecd. Note, Series 27/A, 3.000%, 10/27/2027	1,294,055
1,300,000,000		Hungary, Government of, Unsecd. Note, Series 33/A, 2.250%, 4/20/2033	2,487,229
IDR 60,000,000,000		Indonesia, Government of, Sr. Unsecd. Note, Series FR68, 8.375%, 3/15/2034	4,123,585
$ 612,500		Iraq, Government of, Unsecd. Note, REGS, 5.800%, 1/15/2028	593,712
2,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	1,992,000
2,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 8.250%, 1/30/2037	1,990,900
650,000		Mexico, Government of, Sr. Unsecd. Note, 3.500%, 2/12/2034	533,131
500,000		Mexico, Government of, Sr. Unsecd. Note, 3.771%, 5/24/2061	304,850
750,000		Mexico, Government of, Sr. Unsecd. Note, 4.600%, 1/23/2046	573,064
600,000		Mexico, Government of, Sr. Unsecd. Note, 6.000%, 5/7/2036	584,913
MXN 70,000,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 7.500%, 6/3/2027	3,280,143
$ 1,000,000		Panama, Government of, Sr. Unsecd. Note, 2.252%, 9/29/2032	737,898
400,000		Panama, Government of, Sr. Unsecd. Note, 4.500%, 4/16/2050	269,016
400,000		Panama, Government of, Sr. Unsecd. Note, 7.500%, 3/1/2031	421,395
500,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 2.739%, 1/29/2033	415,500
1,500,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 3.849%, 6/28/2033	1,335,000
2,000,000		Peru, Government of, 6.550%, 3/14/2037	2,160,952
PEN 1,140,000		Peru, Government of, 144A, 7.600%, 8/12/2039	320,237
28,500,000		Peru, Government of, Sr. Unsecd. Note, 7.300%, 8/12/2033	8,041,967
PLN 20,000,000		Poland, Government of, Unsecd. Note, Series 0432, 1.750%, 4/25/2032	3,852,729
4,000,000		Poland, Government of, Unsecd. Note, Series 0725, 3.250%, 7/25/2025	976,304
$ 1,300,000		South Africa, Government of, Sr. Unsecd. Note, 5.875%, 4/20/2032	1,253,372
ZAR 55,000,000		South Africa, Government of, Sr. Unsecd. Note, Series 2044, 8.750%, 1/31/2044	2,521,756
62,500,000		South Africa, Government of, Unsecd. Note, Series 2032, 8.250%, 3/31/2032	3,237,060
$ 375,000		Trinidad and Tobago, Government of, 144A, 6.400%, 6/26/2034	367,500
300,000		Trinidad and Tobago, Government of, REGS, 5.950%, 1/14/2031	292,050
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	2,332,830
500,000		Uruguay, Government of, Sr. Unsecd. Note, 5.250%, 9/10/2060	476,000
UYU 42,000,000		Uruguay, Government of, Sr. Unsecd. Note, REGS, 8.500%, 3/15/2028	951,511
$ 1,000,000	[4]	Venezuela, Government of, Sr. Unsecd. Note, 8.250%, 12/31/2099	125,000
		TOTAL	83,859,931
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $88,551,426)	84,828,152
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.1%
		Agency Commercial Mortgage-Backed Securities—0.1%
11,890,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.848%, 10/25/2048 (IDENTIFIED COST $11,828,469)	11,770,180
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
143		Federal Home Loan Mortgage Corp., Pool C00879, 8.000%, 10/1/2029	147
32		Federal Home Loan Mortgage Corp., Pool C41497, 7.500%, 9/1/2030	33
90,014		Federal Home Loan Mortgage Corp., Pool G01989, 6.000%, 12/1/2035	93,798
9,055		Federal Home Loan Mortgage Corp., Pool G03381, 5.500%, 9/1/2037	9,336
240		Federal Home Loan Mortgage Corp., Pool G03927, 5.500%, 1/1/2038	248
98,744		Federal Home Loan Mortgage Corp., Pool G08451, 4.500%, 6/1/2041	97,700
968		Federal Home Loan Mortgage Corp., Pool G14615, 4.500%, 9/1/2026	967
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 1,842	Federal Home Loan Mortgage Corp., Pool G14801, 3.000%, 6/1/2028	$ 1,800
2,410	Federal Home Loan Mortgage Corp., Pool G18521, 3.500%, 8/1/2029	2,362
2,521	Federal Home Loan Mortgage Corp., Pool ZI5305, 5.500%, 10/1/2036	2,595
20,167	Federal Home Loan Mortgage Corp., Pool ZI5333, 5.500%, 10/1/2036	20,606
3,828	Federal Home Loan Mortgage Corp., Pool ZS1273, 6.000%, 1/1/2037	3,996
	TOTAL	233,588
	Federal National Mortgage Association—0.0%
547	Federal National Mortgage Association, Pool 251286, 7.000%, 11/1/2027	566
1,527	Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	1,589
1,943	Federal National Mortgage Association, Pool 255225, 5.500%, 6/1/2034	1,994
1,729	Federal National Mortgage Association, Pool 255767, 5.500%, 6/1/2025	1,727
10,183	Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	10,618
6,173	Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	6,369
79	Federal National Mortgage Association, Pool 313458, 7.000%, 4/1/2027	81
80	Federal National Mortgage Association, Pool 349416, 7.500%, 8/1/2026	81
571	Federal National Mortgage Association, Pool 545137, 7.500%, 8/1/2031	597
199	Federal National Mortgage Association, Pool 555211, 7.000%, 8/1/2032	208
789	Federal National Mortgage Association, Pool 576245, 7.500%, 4/1/2031	835
8,018	Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	8,265
42,260	Federal National Mortgage Association, Pool 725424, 5.500%, 4/1/2034	43,294
5,804	Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	5,955
23,615	Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	24,546
5,058	Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	5,208
660	Federal National Mortgage Association, Pool 866049, 5.500%, 3/1/2036	680
9,425	Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	9,702
1,628	Federal National Mortgage Association, Pool 885404, 6.000%, 6/1/2036	1,695
2,418	Federal National Mortgage Association, Pool 889187, 5.000%, 7/1/2033	2,400
6,500	Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	6,695
42,226	Federal National Mortgage Association, Pool 932639, 5.000%, 3/1/2040	42,642
1,185	Federal National Mortgage Association, Pool 936523, 5.500%, 7/1/2037	1,223
11,790	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	11,903
2,570	Federal National Mortgage Association, Pool 979899, 5.500%, 5/1/2038	2,647
152,340	Federal National Mortgage Association, Pool AB1048, 4.500%, 5/1/2040	150,634
3,695	Federal National Mortgage Association, Pool AB2275, 4.500%, 2/1/2041	3,652
4,454	Federal National Mortgage Association, Pool AB4297, 3.500%, 1/1/2042	4,162
2,334	Federal National Mortgage Association, Pool AC1889, 4.000%, 9/1/2039	2,253
8,380	Federal National Mortgage Association, Pool AC3668, 4.500%, 10/1/2039	8,287
2,197	Federal National Mortgage Association, Pool AD7127, 4.500%, 7/1/2040	2,172
6,103	Federal National Mortgage Association, Pool AD7134, 5.000%, 7/1/2040	6,164
1,171	Federal National Mortgage Association, Pool AD7793, 4.500%, 7/1/2040	1,157
16,791	Federal National Mortgage Association, Pool AH5583, 4.500%, 2/1/2041	16,596
1,437	Federal National Mortgage Association, Pool AH9719, 4.500%, 4/1/2041	1,420
10,218	Federal National Mortgage Association, Pool AI0845, 4.000%, 12/1/2041	9,826
780	Federal National Mortgage Association, Pool AJ1441, 3.500%, 9/1/2026	770
15,157	Federal National Mortgage Association, Pool AL1948, 4.000%, 1/1/2042	14,579
6,920	Federal National Mortgage Association, Pool AO8179, 3.500%, 9/1/2042	6,455
1,266	Federal National Mortgage Association, Pool AS0765, 3.500%, 10/1/2028	1,243
6,322	Federal National Mortgage Association, Pool AS6131, 3.500%, 11/1/2045	5,844
4,314	Federal National Mortgage Association, Pool AT5900, 3.000%, 6/1/2043	3,901
9,483	Federal National Mortgage Association, Pool AX2484, 3.500%, 10/1/2044	8,808
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 9,248	Federal National Mortgage Association, Pool AY8424, 3.500%, 8/1/2045	$ 8,551
80,445	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	81,197
201,663	Federal National Mortgage Association, Pool MA0562, 4.500%, 11/1/2040	199,393
4,877	Federal National Mortgage Association, Pool MA0585, 4.500%, 11/1/2040	4,820
141,357	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	139,281
2,919	Federal National Mortgage Association, Pool MA0821, 4.500%, 8/1/2041	2,885
3,344	Federal National Mortgage Association, Pool MA0907, 4.000%, 11/1/2041	3,217
13,031	Federal National Mortgage Association, Pool MA1236, 3.500%, 11/1/2042	12,154
	TOTAL	890,941
	Government National Mortgage Association—0.0%
485	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	493
568	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	582
1,115	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	1,134
1,326	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	1,335
1,596	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	1,624
678	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	695
156	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	161
110	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	113
2,693	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	2,765
1,499	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	1,541
1,711	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	1,761
11,628	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	11,808
7,637	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	7,755
2,499	Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	2,539
12,439	Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	12,640
13,703	Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	13,929
15,235	Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	15,292
5,646	Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	5,668
6,426	Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	6,541
12,936	Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	12,993
70	Government National Mortgage Association, Pool 366985, 4.500%, 6/15/2041	69
553	Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	558
29	Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	29
11	Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	11
281	Government National Mortgage Association, Pool 455319, 7.000%, 10/15/2027	284
22,046	Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	22,424
370	Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	375
24	Government National Mortgage Association, Pool 471672, 7.000%, 4/15/2028	24
100	Government National Mortgage Association, Pool 506476, 7.000%, 4/15/2029	102
842	Government National Mortgage Association, Pool 510559, 7.000%, 10/15/2029	842
1,240	Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	1,241
1,205	Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	1,230
43	Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	44
581	Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	581
1,537	Government National Mortgage Association, Pool 603010, 5.000%, 6/15/2033	1,537
6,124	Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	6,288
11,888	Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	12,200
11,827	Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	11,682
941	Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	969
1,581	Government National Mortgage Association, Pool 643816, 6.000%, 7/15/2025	1,581
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 179,694		Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	$ 181,921
31,291		Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	31,717
44,163		Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	44,771
4,175		Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	4,241
1,637		Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	1,647
5,642		Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	5,729
5,445		Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	5,084
1,588		Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	1,516
		TOTAL	440,066
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,591,296)	1,564,595
		MUNICIPAL BOND—0.0%
		Other—0.0%
390,000		Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $411,302)	393,839
		ASSET-BACKED SECURITY—0.0%
		Financial Institution - Finance Companies—0.0%
59,966		Countrywide Home Loan, Inc., Class 2A1, 6.000%, 2/25/2037 (IDENTIFIED COST $60,763)	23,707
	[3]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
917		Federal National Mortgage Association ARM, 6.875%, 1/1/2033	926
		Government National Mortgage Association—0.0%
22		Government National Mortgage Association ARM, 3.750%, 10/20/2025	21
611		Government National Mortgage Association ARM, 5.000%, 5/20/2028	611
		TOTAL	632
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,597)	1,558
		INVESTMENT COMPANIES—39.8%
314,617		Bank Loan Core Fund	2,743,460
54,131,796		Emerging Markets Core Fund	479,066,394
247,930,264		Federated Hermes Government Obligations Fund, Premier Shares, 4.55%[5]	247,930,264
71,366,445		High Yield Bond Core Fund	404,647,741
496,783,288		Mortgage Core Fund	4,153,108,289
96,029,491		Project and Trade Finance Core Fund	856,583,062
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $6,103,307,506)	6,144,079,210
		TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $15,631,404,869)[6]	15,508,351,426
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[7]	(92,747,003)
		TOTAL NET ASSETS—100%	$15,415,604,423
Annual Financial Statements and Additional Information

At November 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	21,851	$4,503,695,975	March 2025	$13,712,770
United States Treasury Notes 5-Year Long Futures	14,193	$1,527,188,984	March 2025	$12,171,874
Short Futures:
United States Treasury Notes 10-Year Short Futures	339	$37,692,563	March 2025	$(474,512)
United States Treasury Notes 10-Year Ultra Short Futures	9,391	$1,078,057,453	March 2025	$(19,828,571)
United States Treasury Ultra Bond Short Futures	3,250	$413,359,375	March 2025	$(14,542,807)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(8,961,246)
At November 30, 2024, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
12/3/2024	Bank Of America, N.A.	7,881,668	BRL	$1,444,182	$(134,238)
12/3/2024	HSBC Bank	37,418,332	BRL	$6,467,382	$(248,406)
12/18/2024	Morgan Stanley Capital Services	219,120,000	CLP	$237,204	$(12,296)
12/18/2024	Morgan Stanley Capital Services	28,359,288	MXN	$1,405,590	$(11,922)
12/18/2024	Morgan Stanley Capital Services	28,626,878	MXN	$1,392,130	$14,688
12/18/2024	Morgan Stanley Capital Services	8,670,055	MXN	$417,309	$8,765
12/18/2024	Morgan Stanley Capital Services	19,613,809	MXN	$962,913	$974
12/18/2024	Barclays Bank	32,729,969	MXN	$1,598,779	$9,679
12/18/2024	BNP Paribas SA	33,000,000	TRY	$879,467	$57,323
2/10/2025	Bank Of America, N.A.	164,832,408	BRL	$28,080,000	$(927,479)
Contracts Sold:
12/3/2024	Wells Fargo Bank N.A	45,300,000	BRL	$8,159,075	$630,156
12/18/2024	Morgan Stanley Capital Services	219,120,000	CLP	$223,905	$(1,004)
12/18/2024	BNP Paribas SA	15,568,750,000	CLP	$3,685,217	$180,720
12/18/2024	HSBC Bank	32,883,894,686	IDR	$2,084,910	$10,402
12/18/2024	BNP Paribas SA	118,000,000	MXN	$6,015,338	$216,432
12/18/2024	Standard Chartered Bank	26,482,500	PEN	$7,029,197	$(38,489)
12/18/2024	State Street Bank & Trust Company	50,000,000	ZAR	$2,803,131	$31,647
3/6/2025	HSBC Bank	37,420,000	BRL	$6,384,217	$247,802
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$34,754
Net Unrealized Appreciation/Depreciation on Futures and Foreign Exchange Contracts are included in “Other Assets and Liabilities—Net.”
Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2024, were as follows:
Affiliates	Value as of 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 11/30/2024	Shares Held as of 11/30/2024**	Dividend Income
Bank Loan Core Fund	$150,814	$99,621,659	$(96,339,000)	$2,897	$(692,910)	$2,743,460	314,617	$3,921,059
Emerging Markets Core Fund	$453,447,781	$200,829,158	$(224,954,000)	$42,813,522	$6,929,933	$479,066,394	54,131,796	$41,303,158
Federated Hermes Gov- ernment Obligations Fund, Premier Shares*	$17,583,954	$7,049,069,152	$(6,818,722,842)	$—	$—	$247,930,264	247,930,264	$9,094,349
Federated Hermes Insti- tutional Prime Value Obligations Fund, Institu- tional Shares	$116,479,166	$2,294,194,039	$(2,410,547,066)	$(13,652)	$(112,487)	$—	—	$5,204,883
High Yield Bond Core Fund	$344,340,743	$47,500,000	$(4,315,000)	$17,088,824	$33,174	$404,647,741	71,366,445	$23,900,059
Mortgage Core Fund	$4,145,551,102	$918,600,000	$(1,044,350,000)	$285,873,961	$(152,566,774)	$4,153,108,289	496,783,288	$189,782,266
Project and Trade Finance Core Fund	$585,027,224	$260,544,503	$—	$11,011,335	$—	$856,583,062	96,029,491	$52,635,154
TOTAL OF AFFILI- ATED TRANSAC- TIONS	$5,662,580,784	$10,870,358,511	$(10,599,227,908)	$356,776,887	$(146,409,064)	$6,144,079,210	966,555,901	$325,840,928

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
**	At November 30, 2024, the Fund owned a majority of the outstanding shares of beneficial interest of each of Mortgage Core Fund, Emerging Markets Core Fund and Project and Trade Finance Core Fund.

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

3
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

4	Issuer in default.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $15,815,727,451.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of November 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$5,173,368,681	$—	$5,173,368,681
Corporate Bonds	—	3,527,026,956	7,300	3,527,034,256
Collateralized Mortgage Obligations	—	565,287,248	—	565,287,248
Foreign Governments/Agencies	—	84,828,152	—	84,828,152
Commercial Mortgage-Backed Security	—	11,770,180	—	11,770,180
Mortgage-Backed Securities	—	1,564,595	—	1,564,595
Municipal Bond	—	393,839	—	393,839
Asset-Backed Security	—	23,707	—	23,707
Adjustable Rate Mortgages	—	1,558	—	1,558
Investment Companies	5,287,496,148	—	—	5,287,496,148
Other Investments[1]	—	—	—	856,583,062
TOTAL SECURITIES	$5,287,496,148	$9,364,264,916	$7,300	$15,508,351,426
Other Financial Instruments:
Assets
Futures Contracts	$25,884,644	$—	$—	$25,884,644
Foreign Exchange Contracts	—	1,408,588	—	1,408,588
Liabilities
Futures Contracts	(34,845,890)	—	—	(34,845,890)
Foreign Exchange Contracts	—	(1,373,834)	—	(1,373,834)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(8,961,246)	$34,754	$—	$(8,926,492)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $856,583,062 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
BRL	—Brazilian Real
CLP	—Chilean Peso
COP	—Colombian Peso
EGP	—Egyptian Pound
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
MTN	—Medium Term Note
MXN	—Mexican Peso
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
TRY	—Turkish Lira
USLIBOR	—United States London Interbank Offered Rate
UYU	—Uruguayan Peso
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.28	$9.57	$11.28	$11.73	$11.06
Income From Investment Operations:
Net investment income (loss)[1]	0.36	0.32	0.25	0.26	0.26
Net realized and unrealized gain (loss)	0.25	(0.29)	(1.61)	(0.23)	0.67
Total From Investment Operations	0.61	0.03	(1.36)	0.03	0.93
Less Distributions:
Distributions from net investment income	(0.36)	(0.32)	(0.24)	(0.26)	(0.26)
Distributions from net realized gain	—	—	(0.11)	(0.22)	—
Total Distributions	(0.36)	(0.32)	(0.35)	(0.48)	(0.26)
Net Asset Value, End of Period	$9.53	$9.28	$9.57	$11.28	$11.73
Total Return[2]	6.64%	0.32%	(12.26)%	0.32%	8.47%
Ratios to Average Net Assets:
Net expenses[3]	0.93%	0.92%	0.92%	0.92%	0.92%
Net investment income	3.80%	3.37%	2.40%	2.30%	2.31%
Expense waiver/reimbursement[4]	0.03%	0.05%	0.05%	0.05%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$196,166	$189,451	$159,323	$195,599	$201,349
Portfolio turnover[5]	60%	72%	107%	68%	88%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.27	$9.57	$11.28	$11.73	$11.06
Income From Investment Operations:
Net investment income (loss)[1]	0.31	0.27	0.19	0.21	0.21
Net realized and unrealized gain (loss)	0.26	(0.30)	(1.60)	(0.23)	0.66
Total From Investment Operations	0.57	(0.03)	(1.41)	(0.02)	0.87
Less Distributions:
Distributions from net investment income	(0.31)	(0.27)	(0.19)	(0.21)	(0.20)
Distributions from net realized gain	—	—	(0.11)	(0.22)	—
Total Distributions	(0.31)	(0.27)	(0.30)	(0.43)	(0.20)
Net Asset Value, End of Period	$9.53	$9.27	$9.57	$11.28	$11.73
Total Return[2]	6.22%	(0.29)%	(12.70)%	(0.17)%	7.93%
Ratios to Average Net Assets:
Net expenses[3]	1.43%	1.42%	1.42%	1.42%	1.43%
Net investment income	3.30%	2.87%	1.90%	1.80%	1.81%
Expense waiver/reimbursement[4]	0.02%	0.04%	0.04%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,443	$36,647	$28,179	$41,098	$52,265
Portfolio turnover[5]	60%	72%	107%	68%	88%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.27	$9.57	$11.28	$11.73	$11.06
Income From Investment Operations:
Net investment income (loss)[1]	0.34	0.30	0.23	0.24	0.24
Net realized and unrealized gain (loss)	0.26	(0.30)	(1.61)	(0.23)	0.67
Total From Investment Operations	0.60	—	(1.38)	0.01	0.91
Less Distributions:
Distributions from net investment income	(0.34)	(0.30)	(0.22)	(0.24)	(0.24)
Distributions from net realized gain	—	—	(0.11)	(0.22)	—
Total Distributions	(0.34)	(0.30)	(0.33)	(0.46)	(0.24)
Net Asset Value, End of Period	$9.53	$9.27	$9.57	$11.28	$11.73
Total Return[2]	6.56%	0.04%	(12.42)%	0.14%	8.27%
Ratios to Average Net Assets:
Net expenses[3]	1.11%	1.10%	1.11%	1.11%	1.11%
Net investment income	3.62%	3.18%	2.21%	2.11%	2.14%
Expense waiver/reimbursement[4]	0.02%	0.04%	0.06%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,269	$25,749	$27,461	$36,596	$38,182
Portfolio turnover[5]	60%	72%	107%	68%	88%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.28	$9.57	$11.29	$11.73	$11.06
Income From Investment Operations:
Net investment income (loss)[1]	0.41	0.37	0.30	0.32	0.33
Net realized and unrealized gain (loss)	0.25	(0.29)	(1.61)	(0.21)	0.66
Total From Investment Operations	0.66	0.08	(1.31)	0.11	0.99
Less Distributions:
Distributions from net investment income	(0.41)	(0.37)	(0.30)	(0.33)	(0.32)
Distributions from net realized gain	—	—	(0.11)	(0.22)	—
Total Distributions	(0.41)	(0.37)	(0.41)	(0.55)	(0.32)
Net Asset Value, End of Period	$9.53	$9.28	$9.57	$11.29	$11.73
Total Return[2]	7.23%	0.87%	(11.86)%	0.97%	9.06%
Ratios to Average Net Assets:
Net expenses[3]	0.38%	0.37%	0.37%	0.37%	0.37%
Net investment income	4.35%	3.92%	2.96%	2.85%	2.86%
Expense waiver/reimbursement[4]	0.06%	0.08%	0.08%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,471,017	$9,664,425	$7,573,873	$8,145,281	$7,510,994
Portfolio turnover[5]	60%	72%	107%	68%	88%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.28	$9.57	$11.28	$11.73	$11.06
Income From Investment Operations:
Net investment income (loss)[1]	0.38	0.34	0.27	0.29	0.29
Net realized and unrealized gain (loss)	0.25	(0.29)	(1.60)	(0.23)	0.66
Total From Investment Operations	0.63	0.05	(1.33)	0.06	0.95
Less Distributions:
Distributions from net investment income	(0.38)	(0.34)	(0.27)	(0.29)	(0.28)
Distributions from net realized gain	—	—	(0.11)	(0.22)	—
Total Distributions	(0.38)	(0.34)	(0.38)	(0.51)	(0.28)
Net Asset Value, End of Period	$9.53	$9.28	$9.57	$11.28	$11.73
Total Return[2]	6.91%	0.57%	(12.04)%	0.57%	8.73%
Ratios to Average Net Assets:
Net expenses[3]	0.68%	0.67%	0.67%	0.67%	0.67%
Net investment income	4.05%	3.61%	2.64%	2.54%	2.58%
Expense waiver/reimbursement[4]	0.26%	0.27%	0.26%	0.26%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$159,461	$176,461	$187,000	$270,435	$356,898
Portfolio turnover[5]	60%	72%	107%	68%	88%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.27	$9.56	$11.28	$11.73	$11.06
Income From Investment Operations:
Net investment income (loss)[1]	0.41	0.37	0.30	0.32	0.33
Net realized and unrealized gain (loss)	0.26	(0.29)	(1.61)	(0.22)	0.66
Total From Investment Operations	0.67	0.08	(1.31)	0.10	0.99
Less Distributions:
Distributions from net investment income	(0.41)	(0.37)	(0.30)	(0.33)	(0.32)
Distributions from net realized gain	—	—	(0.11)	(0.22)	—
Total Distributions	(0.41)	(0.37)	(0.41)	(0.55)	(0.32)
Net Asset Value, End of Period	$9.53	$9.27	$9.56	$11.28	$11.73
Total Return[2]	7.35%	0.88%	(11.86)%	0.89%	9.07%
Ratios to Average Net Assets:
Net expenses[3]	0.37%	0.36%	0.36%	0.36%	0.36%
Net investment income	4.36%	3.93%	2.97%	2.85%	2.87%
Expense waiver/reimbursement[4]	0.02%	0.04%	0.04%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,516,247	$2,924,352	$2,286,594	$2,512,951	$1,924,055
Portfolio turnover[5]	60%	72%	107%	68%	88%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
November 30, 2024

Assets:
Investment in securities, at value including $168,483,387 of securities loaned and $6,144,079,210 of investments in affiliated holdings* (identified cost $15,631,404,869, including $6,103,307,506 of identified cost in affiliated holdings)	$15,508,351,426
Cash denominated in foreign currencies (identified cost $552,611)	554,404
Due from broker (Note 2)	649,995
Income receivable	91,215,860
Income receivable from affiliated holdings	27,525,408
Receivable for investments sold	2,463,796
Receivable for shares sold	7,813,325
Unrealized appreciation on foreign exchange contracts	1,408,588
Total Assets	15,639,982,802
Liabilities:
Payable for investments purchased	16,232,665
Payable for shares redeemed	21,337,319
Unrealized depreciation on foreign exchange contracts	1,373,834
Bank overdraft	264,725
Payable for variation margin on futures contracts	2,328,728
Payable for collateral due to broker for securities lending (Note 2)	171,986,263
Income distribution payable	9,191,941
Payable for investment adviser fee (Note 5)	183,557
Payable for administrative fee (Note 5)	64,958
Payable for Directors’/Trustees’ fees (Note 5)	4,601
Payable for distribution services fee (Note 5)	85,572
Payable for other service fees (Notes 2 and 5)	81,755
Accrued expenses (Note 5)	1,242,461
Total Liabilities	224,378,379
Net assets for 1,617,337,393 shares outstanding	$15,415,604,423
Net Assets Consist of:
Paid-in capital	$16,785,546,446
Total distributable earnings (loss)	(1,369,942,023)
Total Net Assets	$15,415,604,423
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities—continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($196,166,245 ÷ 20,580,053 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.53
Offering price per share (100/95.50 of $9.53)	$9.98
Redemption proceeds per share	$9.53
Class C Shares:
Net asset value per share ($47,442,902 ÷ 4,977,944 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.53
Offering price per share	$9.53
Redemption proceeds per share (99.00/100 of $9.53)	$9.43
Class R Shares:
Net asset value per share ($25,269,342 ÷ 2,651,530 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.53
Offering price per share	$9.53
Redemption proceeds per share	$9.53
Institutional Shares:
Net asset value per share ($11,471,017,265 ÷ 1,203,360,965 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.53
Offering price per share	$9.53
Redemption proceeds per share	$9.53
Service Shares:
Net asset value per share ($159,461,305 ÷ 16,729,845 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.53
Offering price per share	$9.53
Redemption proceeds per share	$9.53
Class R6 Shares:
Net asset value per share ($3,516,247,364 ÷ 369,037,056 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.53
Offering price per share	$9.53
Redemption proceeds per share	$9.53

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended November 30, 2024

Investment Income:
Interest	$350,352,425
Dividends (including $322,389,689 received from affiliated holdings* and net of foreign taxes withheld of $33,527)	322,356,162
Net income on securities loaned (includes $3,451,239 earned from affiliated holdings related to cash collateral balances*) (Note 2)	373,733
TOTAL INCOME	673,082,320
Expenses:
Investment adviser fee (Note 5)	41,230,925
Administrative fee (Note 5)	11,046,556
Custodian fees	456,172
Transfer agent fees (Note 2)	7,148,629
Directors’/Trustees’ fees (Note 5)	58,721
Auditing fees	37,880
Legal fees	11,414
Portfolio accounting fees	302,037
Distribution services fee (Note 5)	1,357,135
Other service fees (Notes 2 and 5)	1,015,471
Share registration costs	694,563
Printing and postage	743,958
Miscellaneous (Note 5)	77,711
TOTAL EXPENSES	64,181,172
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(2,961,003)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(4,843,503)
TOTAL WAIVERS AND REIMBURSEMENTS	(7,804,506)
Net expenses	56,376,666
Net investment income	616,705,654
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts and Written Options:
Net realized loss on investments (including net realized loss of $(146,409,064) on sales of investments in affiliated holdings*)	(129,763,499)
Net realized gain on foreign currency transactions	410,317
Net realized gain on foreign exchange contracts	7,560,237
Net realized loss on futures contracts	(2,127,834)
Net realized gain on written options	348,277
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $356,776,887 on investments in affiliated holdings*)	503,639,877
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	(54,091)
Net change in unrealized appreciation of foreign exchange contracts	(1,237,660)
Net change in unrealized appreciation of futures contracts	(13,002,111)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts and written options	365,773,513
Change in net assets resulting from operations	$982,479,167

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended November 30	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$616,705,654	$474,184,246
Net realized gain (loss)	(123,572,502)	(353,748,059)
Net change in unrealized appreciation/depreciation	489,346,015	(50,676,846)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	982,479,167	69,759,341
Distributions to Shareholders:
Class A Shares	(7,256,650)	(5,909,388)
Class B Shares[1]	—	(6,348)
Class C Shares	(1,400,065)	(961,335)
Class R Shares	(910,407)	(850,145)
Institutional Shares	(453,111,754)	(357,909,694)
Service Shares	(6,919,711)	(6,894,329)
Class R6 Shares	(144,151,135)	(104,390,095)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(613,749,722)	(476,921,334)
Share Transactions:
Proceeds from sale of shares	5,875,963,294	6,633,288,158
Net asset value of shares issued to shareholders in payment of distributions declared	508,974,781	382,940,420
Cost of shares redeemed	(4,355,149,058)	(3,855,632,348)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,029,789,017	3,160,596,230
Change in net assets	2,398,518,462	2,753,434,237
Net Assets:
Beginning of period	13,017,085,961	10,263,651,724
End of period	$15,415,604,423	$13,017,085,961

1	On February 3, 2023, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
November 30, 2024
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
At the close of business on February 3, 2023, Class B Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Directors (the “Directors”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Directors have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Annual Financial Statements and Additional Information

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $7,804,506 is disclosed in various locations in this Note 2 and Note 5.
Annual Financial Statements and Additional Information

Transfer Agent Fees
For the year ended November 30, 2024, transfer agent fees for the Fund were as shown below.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$155,961	$(21,876)
Class C Shares	30,486	—
Class R Shares	63,884	(362)
Institutional Shares	6,478,658	(4,415,283)
Service Shares	97,207	(62,277)
Class R6 Shares	322,433	—
TOTAL	$7,148,629	$(4,499,798)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares, and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended November 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$480,160
Class C Shares	106,808
Service Shares	428,503
TOTAL	$1,015,471
Federal Taxes
It is the Fund’s policy to continue to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,529,496,268 and $1,361,053,647, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Financial Statements and Additional Information

Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase return and to manage country, currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,039,271 and $2,115,175, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. The cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of November 30, 2024, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$168,483,387	$171,986,263
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Annual Financial Statements and Additional Information

Option Contracts
The Fund buys or sells put and call options to seek to increase return. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At November 30, 2024, the Fund had no outstanding purchased or written option contracts.
The average market value of purchased put and call options held by the Fund throughout the period was $95,018 and $208,384, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $68,665 and $128,180, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$(8,961,246)*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	1,408,588	Unrealized depreciation on foreign exchange contracts	1,373,834
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,408,588		$(7,587,412)

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$(2,127,834)	$—	$—	$—	$(2,127,834)
Foreign exchange contracts	—	7,560,237	(3,113,271)	348,277	4,795,243
TOTAL	$(2,127,834)	$7,560,237	$(3,113,271)	$348,277	$2,667,409

1	The net realized loss on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.
Annual Financial Statements and Additional Information

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Total
Interest rate contracts	$(13,002,111)	$—	$(13,002,111)
Foreign exchange contracts	—	(1,237,660)	(1,237,660)
TOTAL	$(13,002,111)	$(1,237,660)	$(14,239,771)

Gross Amounts Not Offset In the Statement of Assets and Liabilities

Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$1,408,588	$(272,833)	$—	$1,135,755

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$1,373,834	$(272,833)	$—	$1,101,001
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,702,451	$73,121,065	10,124,247	$94,848,080
Shares issued to shareholders in payment of distributions declared	719,090	6,803,962	587,642	5,524,420
Conversion of Class B Shares to Class A Shares[1]	—	—	121,110	1,178,400
Shares redeemed	(8,266,555)	(78,123,450)	(7,063,109)	(66,416,252)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	154,986	$1,801,577	3,769,890	$35,134,648
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,746	$17,052
Shares issued to shareholders in payment of distributions declared	—	—	616	5,901
Conversion of Class B Shares to Class A Shares[1]	—	—	(121,192)	(1,178,400)
Shares redeemed	—	—	(8,996)	(86,274)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	—	$—	(127,826)	$(1,241,721)
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,811,762	$17,208,844	1,985,116	$18,802,631
Shares issued to shareholders in payment of distributions declared	144,978	1,371,690	100,288	941,514
Shares redeemed	(930,271)	(8,790,490)	(1,079,919)	(10,153,744)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,026,469	$9,790,044	1,005,485	$9,590,401
Annual Financial Statements and Additional Information

	Year Ended 11/30/2024		Year Ended 11/30/2023
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	598,804	$5,662,585	560,975	$5,302,267
Shares issued to shareholders in payment of distributions declared	95,665	905,043	89,908	845,675
Shares redeemed	(819,442)	(7,744,469)	(745,294)	(7,072,901)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(124,973)	$(1,176,841)	(94,411)	$(924,959)
	Year Ended 11/30/2024		Year Ended 11/30/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	485,278,998	$4,603,649,829	538,297,637	$5,092,043,202
Shares issued to shareholders in payment of distributions declared	42,805,652	405,116,286	32,725,574	307,393,029
Shares redeemed	(366,592,024)	(3,473,491,459)	(320,822,574)	(3,000,026,442)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	161,492,626	$1,535,274,656	250,200,637	$2,399,409,789
	Year Ended 11/30/2024		Year Ended 11/30/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,598,428	$33,998,388	5,627,956	$52,982,087
Shares issued to shareholders in payment of distributions declared	711,910	6,734,202	699,070	6,575,976
Shares redeemed	(6,605,056)	(62,343,365)	(6,849,938)	(64,268,793)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,294,718)	$(21,610,775)	(522,912)	$(4,710,730)
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	120,967,089	$1,142,322,583	144,895,284	$1,368,114,439
Shares issued to shareholders in payment of distributions declared	9,306,285	88,043,598	6,563,485	61,653,905
Shares redeemed	(76,641,134)	(724,655,825)	(75,162,329)	(706,429,542)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	53,632,240	$505,710,356	76,296,440	$723,338,802
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	213,886,630	$2,029,789,017	330,527,303	$3,160,596,230

1
On February 3, 2023, Class B Shares were converted into Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$613,749,722	$476,921,334
As of November 30, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$2,417,724
Net unrealized depreciation	$(307,223,391)
Capital loss carryforwards and deferrals	$(1,064,943,142)
Other temporary differences	$(193,214)
TOTAL	$(1,369,942,023)
At November 30, 2024, the cost of investments for federal tax purposes was $15,815,727,451. The net unrealized depreciation of investments for federal tax purposes was $307,223,391. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $209,906,770 and unrealized depreciation from investments for those securities having an excess of cost over value of $517,130,161. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for the deferral of losses on wash sales, straddle loss deferrals, mark-to-market on futures contracts and foreign exchange contracts, discount amortization/premium amortization on debt securities and partnership adjustments.
Annual Financial Statements and Additional Information

As of November 30, 2024, the Fund had a capital loss carryforward of $1,064,943,142 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$514,364,190	$550,578,952	$1,064,943,142
The Fund used capital loss carryforwards of $91,010,308 to offset capital gains realized during the year ended November 30, 2024.
At November 30, 2024, for federal income tax purposes, the Fund had $20,015,735 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.29% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended November 30, 2024, the Adviser voluntarily waived $2,735,113 of its fee and voluntarily reimbursed $4,499,798 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2024, the Adviser reimbursed $225,890.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Class A Shares, Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.25%
Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to the Plan at 0.75% of average daily net assets of the Class B Shares.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$480,442	$—
Class C Shares	320,438	—
Class R Shares	126,625	—
Service Shares	429,630	(343,705)
TOTAL	$1,357,135	$(343,705)
Annual Financial Statements and Additional Information

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2024, FSC retained $681,811 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2024, FSC retained $18,429 in sales charges from the sale of Class A Shares. FSC also retained $17,864 and $3,509 of CDSC relating to redemptions of Class A Shares and Class C Shares, respectively.
Other Service Fees
For the year ended November 30, 2024, FSSC received $6,400 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2025, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.92%, 1.48%, 1.11%, 0.37%, 0.67% and 0.36% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2026; or (b) the date of the Fund’s next effective Prospectus. Prior to February 1, 2025, the Fee Limit for the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares was 0.93%, 1.48%, 1.12%, 0.38%, 0.68% and 0.37%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2024, were as follows:
Purchases	$2,911,826,636
Sales	$2,148,598,179
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2024, the Fund had no outstanding loans. During the year ended November 30, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2024, there were no outstanding loans. During the year ended November 30, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Annual Financial Statements and Additional Information

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended November 30, 2024, 93.5% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF FEDERATED HERMES TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED HERMES TOTAL RETURN BOND FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Total Return Bond Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Total Return Series, Inc. (the “Corporation”)), including the portfolio of investments, as of November 30, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Total Return Series, Inc.) at November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
January 22, 2025
Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Total Return Series, Inc. (the “Company”) elected Directors of the Company. Shareholders of the Company elected new individuals to serve as Directors effective January 1, 2025, who will serve on the Board with current Directors Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Company’s Director Service Policy, Directors Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Director:	Voting For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	1,315,473,140.183	2,882,505.092	0	N/A
John B. Fisher	1,315,651,263.495	2,704,381.780	0	N/A
John G. Carson	1,315,399,742.638	2,955,902.637	0	N/A
G. Thomas Hough	1,315,479,752.102	2,875,893.173	0	N/A
Karen L. Larrimer	1,314,877,602.623	3,478,042.652	0	N/A
Max F. Miller	1,315,328,460.626	3,027,184.649	0	N/A
Frank J. Nasta	1,315,393,120.802	2,962,524.473	0	N/A
Thomas M. O’Neill	1,315,143,343.861	3,212,301.414	0	N/A
Madelyn A. Reilly	1,315,443,937.112	2,911,708.163	0	N/A
John S. Walsh	1,315,447,455.992	2,908,189.283	0	N/A
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Total Return Bond Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. The Board considered the fact that the Adviser committed to permanently reduce fees of the Fund by 1 basis point, such reduction to be effective August 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Total Return Bond Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q820
CUSIP 31428Q796
CUSIP 31428Q770
CUSIP 31428Q101
CUSIP 31428Q507
CUSIP 31428Q739
28142 (1/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Total Return Bond Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Total Return Bond Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Total Return Bond Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Total Return Bond Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Total Return Series, Inc.

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  January 22, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  January 22, 2025